Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Trading Symbol	RACK
Entity Registrant Name	RACKWISE, INC.
Entity Central Index Key	0001476638
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 190,167	$ 613,443	$ 47,366
Accounts receivable, net of allowance for factoring fees of $15,473 as at Mar. 31, 2012, $3,582 as at Dec. 31,2011 and $160,551 as at Dec. 31, 2010 respectively	243,202	212,950	1,044,999
Prepaid expenses and other current assets	118,736	73,564	39,053
Total Current Assets	552,105	899,957	1,131,418
Property and equipment, net	298,006	130,072	84,223
Intangible assets, net	151,133	162,452	198,126
Deposits and other assets	62,313	22,132	17,941
Total Assets	1,063,557	1,214,613	1,431,708
Current Liabilities:
Accounts payable	1,256,417	1,072,716	868,895
Accounts payable - related parties	10,000	3,090	282,237
Due to factor	256,223	179,145	946,790
Accrued expenses	1,224,981	1,440,294	587,347
Accrued issuable equity		1,560,030
Accrued interest - related parties	8,273	7,648	368,950
Current portion of notes payable, net of debt discount - related parties	50,000	50,000	2,764,741
Derivative liabilities - related parties			1,645,852
Current portion of capital lease obligations	3,202	3,815	7,074
Current portion of deferred rent	65,934	2,759
Deferred revenues	540,965	525,333	903,158
Total Current Liabilities	3,415,995	4,844,830	8,375,044
Notes payable, non-current portion			100,000
Capital lease obligations, non-current portion			4,420
Deferred rent, non-current portion	112,940	21,650	24,423
Total Liabilities	3,528,935	4,866,480	8,503,887
Commitments and Contingencies
Stockholders' Deficiency:
Preferred stock, $0.0001 par value; authorized - 10,000,000 shares; issued and outstanding - none
Common stock	9,922	9,487	3,885
Additional paid-in capital	33,640,235	30,225,066	18,117,348
Note receivable - stockholder			(187,717)
Accumulated deficit	(36,115,535)	(33,886,420)	(25,005,695)
Total Stockholders' Deficiency	(2,465,378)	(3,651,867)	(7,072,179)
Total Liabilities and Stockholders' Deficiency	$ 1,063,557	$ 1,214,613	$ 1,431,708

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for factoring fees	$ 15,473	$ 3,582	$ 160,551
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued	99,215,472	94,863,803	38,846,743
Common stock, outstanding	99,215,472	94,863,803	38,846,743

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 684,149	$ 536,475	$ 2,020,048	$ 2,608,809
Direct cost of revenues	61,965	48,766	216,682	362,768
Gross Profit	622,184	487,709	1,803,366	2,246,041
Operating Expenses
Sales and marketing	909,073	248,148	1,936,524	1,570,519
Research and development	641,112	171,549	1,057,768	948,636
Transaction expenses			1,264,688
General and administrative	1,309,504	563,477	5,653,656	2,219,481
Total Operating Expenses	2,859,689	983,174	9,912,636	4,738,636
Loss From Operations	(2,237,505)	(495,465)	(8,109,270)	(2,492,595)
Other Income (Expense)
Interest, net	(673)	(140,383)	(333,726)	(416,428)
Amortization of debt discount		(305,998)	(632,380)	(1,980,224)
Amortization of deferred financing costs			(347,632)
Gain on change in fair value of derivative liabilities		42,719	542,283	787,433
Other income	9,063			12,156
Total Other Income (Expense)	8,390	(403,662)	(771,455)	(1,597,063)
Net Loss	$ (2,229,115)	$ (899,127)	$ (8,880,725)	$ (4,089,658)
Net Loss Per Common Share - Basic and Diluted	$ (0.02)	$ (0.02)	$ (0.17)	$ (0.1)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	95,848,182	40,456,600	52,737,927	40,425,241

Condensed Consolidated Statement of Changes in Stockholders' Deficiency (USD $)	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Accrued Interest	Dec. 31, 2010 Accrued Interest	Mar. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2011 Common Stock Accrued Interest	Dec. 31, 2010 Common Stock Accrued Interest	Mar. 31, 2012 Additional Paid-In Capital	Dec. 31, 2011 Additional Paid-In Capital	Dec. 31, 2010 Additional Paid-In Capital	Dec. 31, 2011 Additional Paid-In Capital Accrued Interest	Dec. 31, 2010 Additional Paid-In Capital Accrued Interest	Dec. 31, 2011 Note Receivable - Stockholder	Dec. 31, 2009 Note Receivable - Stockholder	Mar. 31, 2012 Accumulated Deficit	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit
Beginning Balance (in shares)						94,863,803	38,846,743	38,781,354
Beginning Balance	$ (3,651,867)	$ (7,072,179)	$ (3,334,682)			$ 9,487	$ 3,885	$ 3,878			$ 30,225,066	$ 18,117,348	$ 17,765,194			$ (187,717)	$ (187,717)	$ (33,886,420)	$ (25,005,695)	$ (20,916,037)
Conversion into shares of common stock (in shares)									28,901,267	65,389
Conversion into shares of common stock				6,439,090	16,066				2,890	7				6,436,200	16,059
Exercise of warrants (in shares)							1,609,747
Exercise of warrants		3,045					161					2,884
Issuance of common stock and warrants - private placement, net (in shares)						4,356,669	14,866,028
Issuance of common stock and warrants - private placement, net	1,447,114	3,750,315				436	1,487				1,446,678	3,748,828
Issuance of accrued equity (in shares)						145,000
Issuance of accrued equity	1,560,030					14					1,560,016
Reclassification of derivative liability to equity		1,133,186										1,133,186
Outstanding common stock of Rackwise, Inc. at the time of the exchange (in shares)							10,000,018
Outstanding common stock of Rackwise, Inc. at the time of the exchange							1,000					(1,000)
Issuance of restricted shares as compensation (in shares)						100,000
Issuance of restricted shares as compensation	34,500					10					34,490
Forgiveness of note receivable - stockholder		187,717														187,717
Warrants issued in connection with convertible notes		4,750	119,495									4,750	119,495
Stock-based compensation (in shares)							640,000
Stock-based compensation		782,934	216,600				64					782,870	216,600
Stock-based compensation	430,960										430,960
Cancellation of shares pursuant to settlement agreement (in shares)						(250,000)
Cancellation of shares pursuant to settlement agreement	(57,000)					(25)					(56,975)
Net loss	(2,229,115)	(8,880,725)	(4,089,658)															(2,229,115)	(8,880,725)	(4,089,658)
Ending Balance (in shares)						99,215,472	94,863,803	38,781,354
Ending Balance	$ (2,465,378)	$ (3,651,867)	$ (7,072,179)			$ 9,922	$ 9,487	$ 3,878			$ 33,640,235	$ 30,225,066	$ 18,117,348				$ (187,717)	$ (36,115,535)	$ (33,886,420)	$ (25,005,695)

Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010
Cash Flows From Operating Activities
Net loss	$ (2,229,115)		$ (899,127)	$ (8,880,725)		$ (4,089,658)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	20,954		11,353	53,348		60,540
Amortization of intangible assets	35,571		36,202	138,201		160,044
Stock-based compensation	465,460		79,637	2,342,964	[1]	216,600	[1]
Forgiveness of note receivable - stockholder				187,717
Cancellation of shares pursuant to settlement agreement	(57,000)
Change in fair value of derivative liabilities			(42,719)	(542,283)		(787,433)
Amortization of debt discount			305,998	632,380		1,980,224
Amortization of debt discount			305,978
Amortization of deferred financing costs				347,632
Provision for factoring fees	11,891		(146,081)	(156,969)		71,210
Deferred rent	154,465		(14)	2,404		7,456
Changes in operating assets and liabilities:
Accounts receivable	(42,143)		1,086,011	989,018		(239,480)
Prepaid expenses and other current assets	(45,172)		(52,092)	(34,511)		26,886
Accounts payable	183,701		(75,934)	203,821		81,198
Accounts payable - related parties	6,910		37,873	(279,147)		242,237
Due to factor	77,078		(548,713)	(767,645)		199,902
Accrued expenses	(215,313)		206,096	850,529		370,725
Accrued interest						(3,516)
Accrued interest - related parties	625		140,144	327,054		348,160
Deferred revenues	15,632		(243,122)	(377,825)		202,622
Deposits and other assets	(40,181)		(973)	(4,191)		(2,788)
Total Adjustments	572,478		793,646	3,912,497		2,934,587
Net Cash Used in Operating Activities	(1,656,637)		(105,481)	(4,968,228)		(1,155,071)
Cash Flows From Investing Activities
Acquisition of property and equipment	(188,888)			(99,197)		(68,113)
Acquisition of intangible assets	(24,252)		(3,188)	(102,527)		(181,613)
Net Cash Used in Investing Activities	(213,140)		(3,188)	(201,724)		(249,726)
Cash Flows From Financing Activities
Proceeds from notes payable			63,000	2,337,980		1,653,757
Repayment of notes payable						(200,000)
Deferred financing costs				(347,632)
Proceeds from warrant exercise				3,045
Issuance of common stock and warrants, net	1,447,114	[2]		3,750,315	[3]
Payment of capital lease obligations	(613)		(1,697)	(7,679)		(6,484)
Net Cash Provided by Financing Activities	1,446,501		61,303	5,736,029		1,447,273
Net Decrease In Cash	(423,276)		(47,366)	566,077		42,476
Cash - Beginning	613,443		47,366	47,366		4,890
Cash - Ending	190,167			613,443		47,366
Non-cash operating and financing activites:
Conversion of notes payable into shares of common stock				5,750,757
Issuance of accrued equity	1,560,030
Conversion of accrued interest into shares of common stock			2,500	688,356		16,066
Reclassification of derivative liabilities into equity				1,133,186
Warrants issued in connection with convertible notes				4,750		119,495
Accrual of issuable equity				$ 1,560,030

[1]	Includes accrued issuable equity of $1,560,030.
[2]	Gross proceeds of $1,633,750, less issuance costs of $186,636.
[3]	Gross proceeds of $4,205,574, less issuance costs of $455,259.

Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Gross proceeds of $4,205,574, less issuance costs of $455,259 for 31st Dec. 2011 and $1,633,750, less issuance costs of $186,636 for 31st march 2012	$ 1,633,750	$ 4,205,574
Gross proceeds, issuance costs	$ 186,636	$ 455,259

Organization and Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization and Operations

Note 1 – Organization, Operations, and Basis of Presentation

Organization and Operations

Rackwise, Inc. and Subsidiary (collectively “Rackwise” or the “Company”) is headquartered in Folsom, California, with a software development and data center in Research Triangle, North Carolina. The Company creates Microsoft applications for network infrastructure administrators that provide for the modeling, planning, and documentation of data centers. The Company sells its applications in four primary products: Rackwise Standard Edition, Rackwise Enterprise Edition, Rackwise Data Center Manager and Rackwise Web edition.

On August 24, 2010, MIB Digital, Inc., a Florida public corporation formed on September 23, 2009, merged with Cahaba Pharmaceuticals, Inc., a Nevada corporation formed on August 20, 2010 (“Cahaba”), for the sole purpose of effecting the merger. Cahaba was the survivor in the merger and the principal purposes of the merger were to change the domicile of the company from Florida to Nevada and to effect a recapitalization. On July 8, 2011, Cahaba merged with its newly formed, wholly owned subsidiary, Visual Network Design, Inc., a Nevada corporation. Cahaba was the survivor in the merger, but changed its name in the merger to Visual Network Design, Inc. (“Visual”). On September 21, 2011, Visual effected a merger with Visual Network Design, Inc., a Delaware corporation d/b/a Rackwise (“VNDI”). As a result of the merger, Visual acquired the business of VNDI and continued the existing business operations of VNDI, as its wholly owned subsidiary. On September 29, 2011, Visual merged with its newly formed, wholly owned subsidiary, Rackwise, Inc., a Nevada corporation formed on September 28, 2011. Visual was the survivor in the merger, but changed its name in the merger to Rackwise, Inc.

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the consolidated financial statements of the Company as of March 31, 2012. The results of operations for the three months ended March 31, 2012 are not necessarily indicative of the operating results for the full year. It is recommended that these condensed financial statements be read in conjunction with the financial statements and related disclosures for the year ended December 31, 2011 included in the Annual Report on Form 10-K filed with the Securities and Exchange Commission (“SEC”) on March 30, 2012.

Note 1 – Organization and Operations

Organization and Operations

Rackwise, Inc., formerly Visual Network Design, Inc., and Subsidiary (collectively “Rackwise” or the “Company”), is headquartered in San Francisco, California with a software development and data center in Research Triangle, North Carolina. The Company creates Microsoft applications for network infrastructure administrators that provide for the modeling, planning, and documentation of data centers. The Company sells its applications in four primary products: Rackwise Standard Edition, Rackwise Enterprise Edition, Rackwise Data Center Manager and Rackwise Web edition.

On August 24, 2010, Cahaba Pharmaceuticals, Inc., a Nevada corporation formed on August 20, 2010 (“Cahaba”) merged with MIB Digital, Inc., a Florida public corporation formed on September 23, 2009. Cahaba was the survivor in the merger and the principal purpose of the merger was to change the domicile of the company from Florida to Nevada. On July 8, 2011, Cahaba merged with Visual Network Design, Inc., a Nevada corporation. Cahaba was the survivor in the merger, but changed its name in the merger to Visual Network Design, Inc. (“Visual”).  On September 29, 2011, Visual merged with Rackwise, Inc., a Nevada corporation formed on September 28, 2011. Visual Network Design, Inc. was the survivor in the merger, but changed its name in the merger to Rackwise, Inc. The sole purpose of the Cahaba to Visual and Visual to Rackwise mergers was to change the company’s name.

Reverse Merger

On September 21, 2011, the predecessor to Rackwise, Inc. and its wholly-owned subsidiary executed a reverse merger agreement (the “Merger Agreement”) with an operating company (Visual Network Design, Inc. d/b/a Rackwise was incorporated in Delaware on January 8, 2003). Pursuant to the Merger Agreement and following the first closing of the First Private Offering (see Note 13 - Equity – Private Offerings – First Private Offering), the stockholders of the operating company received an aggregate of 72.7% of the common stock of the Company as a result of converting each share of common stock of the operating company for (1) approximately 1.27 shares of common stock in the Company (the “Merger Shares”); and (2) approximately 1.27 warrants, each to purchase one-half share of common stock in the Company (the “Merger Warrants”).

An indemnification representative for the operating company’s stockholders executed an Escrow Agreement, whereby it was agreed that 5% of the Merger Shares (3,000,000 shares) due to the operating company’s stockholders would be held in escrow for a two year period. In addition, a Lock-Up Agreement requires that officers, directors, key employees and holders of 10% or more of the Company’s common stock (1) not sell or otherwise transfer their shares for a period of eighteen months; and (2) not register their shares for a period of two years.

The Merger Warrants are exercisable for a period of five years at an exercise price of $0.625 per full share of common stock and are identical to the Investor Warrants (see Note 13 - Equity – Private Offerings – First Private Offering) in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; (ii) the Company may redeem the Merger Warrants only if they are eligible to be exercised on a cashless basis; and (iii) they are only exercisable on a cashless basis in connection with a redemption of the Merger Warrants and only commencing one year after the September 27, 2011 filing of the Current Report on Form 8-K with the SEC regarding the reverse merger.

For financial reporting purposes, the reverse merger represented a capital transaction of the operating company rather than a business combination, because the sellers of the operating company controlled the combined company immediately following the completion of the transaction. The operating company was deemed to be the accounting acquirer in the transaction and, consequently, the transaction was treated as a recapitalization of the operating company.  Accordingly, the assets and liabilities and the historical operations that are reflected in the financial statements are those of the operating company and were recorded at the historical cost basis of the operating company. The public holding company had no assets, liabilities or results of operations as of the date of the acquisition.  The number of shares issued and outstanding, additional paid-in capital and all references to share quantities of the Company in these notes have been retroactively adjusted to reflect the equivalent number of shares issued by the Company in the reverse merger, while the operating company’s historical equity is being carried forward. All costs attributable to the reverse merger were expensed as transaction costs.

Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Significant Accounting Policies

Note 3 – Significant Accounting Policies

Accounts Receivable and Allowance for Doubtful Accounts

The Company recognizes an allowance for doubtful accounts to ensure that accounts receivable are not overstated due to uncollectibility. At the time accounts receivable are originated, the Company considers a reserve for doubtful accounts based on the creditworthiness of customers. The provision for uncollectible amounts is continually reviewed and adjusted to maintain the allowance at a level considered adequate to cover future losses. The allowance is management’s best estimate of uncollectible amounts and is determined based on historical performance that is tracked by the Company on an ongoing basis. During the three months ended March 31, 2012 and 2011, the Company’s losses from bad debts were not material. Actual losses could differ materially in the near term from the amounts estimated in determining the allowance.

In addition, the Company also factors its receivables with full recourse and, as a result, accounts for the factoring akin to a secured borrowing, maintaining the gross receivable asset and due to factor liability on its books and records. In connection with the factoring of its receivables, the Company estimates an allowance for factoring fees associated with the collections. These fees range from 2% to 30% depending on the actual timing of the collection. The actual recognition of such fees may differ from the estimates depending upon the timing of collections.

As of March 31, 2012, the Company had three customers representing 51%, 23% and 12% of accounts receivable. As of December 31, 2011, the Company had two customers representing 46% and 46% of accounts receivable.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and reported amounts of revenues and expenses in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates. The significant estimates and assumptions of the Company are stock-based compensation, the useful lives of fixed assets and intangibles, depreciation and amortization, the allowances for factoring fees and income taxes, and the fair value of derivative liabilities and warrants.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses the binomial lattice options pricing model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.

Concentration of Credit Risk and Customers

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company’s cash and cash equivalents are deposited with major financial institutions. At times, such deposits may be in excess of the Federal Deposit Insurance Corporation insurable amount. The Company generally does not require collateral from its customers and generally requires payment in 30 days. The Company evaluates the collectability of its accounts receivable and provides an allowance for potential credit losses as necessary. Historically, such losses have been within management’s expectations.

Revenues derived from customers in the United Kingdom denominated in U.S. dollars were approximately $9,000 and $15,000 during the three months ended March 31, 2012 and 2011, respectively. Revenues derived from customers in Austria denominated in U.S. dollars were approximately $3,000 and $0 during the three months ended March 31, 2012 and 2011, respectively. Revenues derived from customers in Australia denominated in U.S. dollars were approximately $13,000 and $12,000 during the three months ended March 31, 2012 and 2011, respectively. Revenues derived from customers in Canada denominated in U.S. dollars were approximately $2,000 and $3,000 during the three months ended March 31, 2012 and 2011, respectively. Revenues derived from customers in Russia denominated in U.S. dollars were approximately $0 and $6,000 during the three months ended March 31, 2012 and 2011, respectively. All remaining revenues were derived from customers in the United States of America. All of the Company’s long-lived assets are located in the United States of America. One customer provided 19% and 15% of revenues during the three months ended March 31, 2012 and 2011, respectively.

Intangible Assets

All of the Company’s intangible assets consist of shapes acquired from a graphics designer for the Company’s database library that are schematics of specific computer equipment. These shapes are utilized in the Company’s software with multiple customers in order to enable them to visualize and differentiate the specific computer equipment in their overall network. For example, the Company’s software’s graphical user interface displays a unique shape for each make and model of computer server. Intangible assets are recorded at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of 2.5 years.

Revenue Recognition

In accordance with ASC topic 985-605, “Software Revenue Recognition,” perpetual license revenue is recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured. Delivery is considered to have occurred when title and risk of loss have been transferred to the customer, which generally occurs after a license key has been delivered electronically to the customer. The Company’s perpetual license agreements do not (a) provide for a right of return, (b) contain acceptance clauses or (c) contain refund provisions.

In the case of the Company’s (a) subscription-based licenses, and (b) maintenance arrangements, when sold separately, revenues are recognized ratably over the service period. The Company defers revenue for software license and maintenance agreements when cash has been received from the customer and the agreement does not qualify for recognition under ASC Topic 985-605. Such amounts are reflected as deferred revenues in the accompanying financial statements. The Company’s subscription license agreements do not (a) provide for a right of return, (b) contain acceptance clauses or (c) contain refund provisions.

The Company provides professional services to its customers. Such services, which include training, installation, and implementation, are recognized when the services are performed. The Company also provides volume discounts to various customers. In accordance with ASC Topic 985-605, the discount is allocated proportionally to the delivered elements of the multiple-element arrangement and recognized accordingly.

For software arrangements with multiple elements, which in its case are comprised of (1) licensing fees, (2) professional services, and (3) maintenance/support, revenue is recognized dependent upon whether vendor specific objective evidence (“VSOE”) of fair value exists for separating each of the elements. Licensing rights are generally delivered at time of invoice, professional services are delivered within one to six months and maintenance is for a twelve month contract. Accordingly, licensing revenues are recognized upon invoice, professional services are recognized when all services have been delivered and maintenance revenue is amortized over a twelve month period. The Company determined that VSOE exists for both the delivered and undelivered elements of its multiple-element arrangements. The Company limits its assessment of fair value to either (a) the price charged when the same element is sold separately or (b) the price established by management having the relevant authority. There may be cases, however, in which there is objective and reliable evidence of fair value of the undelivered item(s) but no such evidence for the delivered item(s). In those cases, the selling price method is used to allocate the arrangement consideration, if all other revenue recognition criteria are met. Under the selling price method, the amount of consideration allocated to the delivered item(s) is calculated based on estimated selling prices.

The Company manages the business as a single segment, but it has revenues from multiple sources.

Fair Value of Financial Instruments

The carrying amounts of financial instruments, including cash and cash equivalents, receivables, accounts payable, accrued expenses and deferred revenue, approximated fair value as of the balance sheet date presented, because of the relatively short maturity dates on these instruments. The carrying amounts of the financing arrangements issued approximate fair value as of the balance sheet date presented, because interest rates on these instruments approximate market interest rates after consideration of stated interest rates, anti-dilution protection and associated warrants.

Debt Discount and Amortization of Debt Discount

Debt discount represents the fair value of embedded conversion options of various convertible debt instruments and attached convertible equity instruments issued in connection with debt instruments. The debt discount is amortized over the earlier of (i) the term of the debt or (ii) conversion of the debt, using the straight-line method which approximates the interest method. The amortization of debt discount is included as a component of other expenses in the accompanying statements of operations.

Stock-Based Compensation

The Company has an equity plan which allows for the granting of stock options to its employees, directors and consultants for a fixed number of shares with an exercise price equal to the fair value of the shares at date of grant. The Company measures the cost of services received in exchange for an award of equity instruments based on the fair value of the award. For employees and directors, the fair value of the award is measured on the grant date and for non-employees, the fair value of the award is generally re-measured on interim financial reporting dates until the service period is complete. The fair value amount is then recognized over the period during which services are required to be provided in exchange for the award, usually the vesting period. Since the shares underlying the Company’s equity are not currently registered, the fair value of the Company’s restricted equity instruments was estimated based on historical observations of cash prices paid for the Company’s restricted common stock.

Stock-based compensation for directors is reflected in general and administrative expenses in the consolidated statements of operations. Stock-based compensation for employees and consultants could be reflected in (a) sales and marketing expenses; (b) research and development expenses; or (c) general and administrative expenses in the consolidated statements of operations.

Net Loss Per Common Share

Basic net loss per share is computed by dividing the net loss applicable to common shares by the weighted average number of common shares outstanding during the period. Weighted average shares outstanding for the three months ended March 31, 2012 excludes the weighted average impact of the 3,000,000 escrowed shares. Weighted average shares outstanding for the three months ended March 31, 2011 includes the weighted average underlying shares exercisable with respect to the 1,609,747 warrants exercisable at prices of $0.01 per share or less. In accordance with the accounting literature, (1) the Company has given effect to the issuance of these warrants in computing basic net loss per share because the underlying shares are issuable for little or no cash consideration; and (2) the Company has excluded the impact of the escrowed shares because they are contingently returnable. Diluted net loss per common share adjusts basic net loss per common share for the effects of potentially dilutive financial instruments, only in the periods in which such effects exist and are dilutive. At March 31, 2012, outstanding stock options and warrants to purchase 23,275,000 and 49,815,183 shares of common stock were excluded from the calculation of diluted net loss per common share because their impact would have been anti-dilutive. At March 31, 2011, outstanding stock options and warrants to purchase 13,575,986 and 11,889,752 shares of common stock, respectively, were excluded from the calculation of diluted net loss per common share because their impact would have been anti-dilutive.

Note 2 - Significant Accounting Policies

Liquidity, Going Concern and Management’s Plans

The Company, inclusive of the operating company, has incurred substantial recurring losses since its inception. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The Company had available cash of approximately $613,000 at December 31, 2011. During the years ended December 31, 2011 and 2010, the Company used cash in operating activities of approximately $4,968,000 and $1,155,000, respectively. The Company’s working capital deficiency was approximately $3,945,000 as of December 31, 2011. The Company’s accumulated deficit and stockholders’ deficiency at December 31, 2011 was approximately $33,886,000 and $3,652,000, respectively.

Subsequent to December 31, 2011, the Company sold additional common stock and warrants for $1,633,750 of aggregate gross proceeds in the continuing Second Private Offering (see Note 16 – Subsequent Events – Second Private Offering). This capital will be utilized to fund (1) $180,000 - $240,000 per annum of recurring legal and accounting expenses as a result of being a public company; and (2) the Company’s existing operating deficits while an investment is made in the sales, research and development and support functions, which management believes will enable the Company to broaden product line(s) and enhance marketing efforts to increase revenues and eventually generate operating surpluses.  The Company believes it will be successful in these efforts; however, there can be no assurance the Company will meet its revenues forecasts or, if necessary, be successful in raising additional debt or equity financing to fund its operations on terms agreeable to the Company. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company were unable to continue as a going concern.

Principles of Consolidation

The balance sheets, results of operations and cash flows of the Company and its wholly-owned subsidiary have been included in its consolidated financial statements. All intercompany accounts and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and reported amounts of revenues and expenses in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates. The significant estimates and assumptions of the Company are stock-based compensation, the useful lives of fixed assets and intangibles, depreciation and amortization, the allowances for factoring fees and income taxes, and the fair value of derivative liabilities and warrants.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of 90 days or less at the date of acquisition to be cash equivalents. There are no cash equivalents as of December 31, 2011 and 2010.

Accounts Receivable and Allowance for Doubtful Accounts

The Company recognizes an allowance for doubtful accounts to ensure that accounts receivable are not overstated due to uncollectibility. At the time accounts receivable are originated, the Company considers a reserve for doubtful accounts based on the creditworthiness of customers.  The provision for uncollectible amounts is continually reviewed and adjusted to maintain the allowance at a level considered adequate to cover future losses.   The allowance is management’s best estimate of uncollectible amounts and is determined based on historical performance that is tracked by the Company on an ongoing basis.  During the years ended December 31, 2011 and 2010, the Company’s losses from bad debts were not material. The losses ultimately incurred could differ materially in the near term from the amounts estimated in determining the allowance.

In addition, the Company also factors its receivables with full recourse and, as a result, accounts for the factoring akin to a secured borrowing, maintaining the gross receivable asset and due to factor liability on its books and records. In connection with the factoring of its receivables, the Company estimates an allowance for factoring fees associated with the collections. These fees range from 2% to 30% depending on the actual timing of the collection. The actual recognition of such fees may differ from the estimates depending upon the timing of collections.

Fair Value of Financial Instruments

The carrying amounts of financial instruments, including cash and cash equivalents, receivables, accounts payable, accrued expenses and deferred revenue, approximated fair value as of the balance sheet date presented, because of the relatively short maturity dates on these instruments. The carrying amounts of the financing arrangements issued approximate fair value as of the balance sheet date presented, because interest rates on these instruments approximate market interest rates after consideration of stated interest rates, anti-dilution protection and associated warrants.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the applicable assets ranging from three to five years. Expenditures for maintenance and repairs that do not improve or extend the expected lives of the assets are expensed to operations, while expenditures for major upgrades to existing items are capitalized. Upon retirement or other disposition of these assets, the costs and related accumulated depreciation and amortization of these assets are removed from the accounts and the resulting gains or losses are reflected in the consolidated results of operations.

Accounting for Impairment of Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets in accordance with Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) Topic 360, which requires recognition of impairment of long-lived assets in the event an indication of impairment exists and the net book value of such assets exceeds the expected future net cash flows attributable to such assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of their carrying amount or fair value less the cost to sell. As of December 31, 2011, management does not believe there has been any impairment of long-lived assets.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses the binomial lattice options pricing model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the instrument could be required within 12 months of the balance sheet date.

Concentration of Credit Risk and Customers

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company's cash and cash equivalents are deposited with major financial institutions. At times, such deposits may be in excess of the Federal Deposit Insurance Corporation insurable amount. The Company generally does not require collateral from its customers and generally requires payment in 30 days. The Company evaluates the collectability of its accounts receivable and provides an allowance for potential credit losses as necessary. Historically, such losses have been within management’s expectations.

Revenues derived from customers in the United Kingdom denominated in U.S. dollars were approximately $68,000 and $208,000 during the years ended December 31, 2011 and 2010, respectively. Revenues derived from customers in Austria denominated in U.S. dollars were approximately $27,000 and $15,000 during the years ended December 31, 2011 and 2010, respectively. Revenues derived from customers in Australia denominated in U.S. dollars were approximately $39,000 and $44,000 during the years ended December 31, 2011 and 2010, respectively. Revenues derived from customers in Canada denominated in U.S. dollars were approximately $10,000 and $64,000 during the years ended December 31, 2011 and 2010, respectively. All remaining revenues were derived from customers in the United States of America. All of the Company’s long-lived assets are located in the United States of America. No customer exceeded 10% of revenues during the years ended December 31, 2011 and 2010.

Deferred Financing Costs

The Company has recorded deferred financing costs as a result of fees incurred by the Company in conjunction with its debt financing activities. These costs were amortized using the straight-line method over the shorter of (a) the term of the related debt or (b) the expected conversion date of the debt into equity instruments, which approximates the effective interest method. The deferred financing costs were written off upon conversion of the Convertible Bridge Notes on September 21, 2011.

Capitalized Software Development Costs

The Company capitalizes software development costs in accordance with FASB issued ASC Topic 985 “Software”. Capitalization of software development costs begins upon the determination of technological feasibility. The determination of technological feasibility and the ongoing assessment of the recoverability of these costs requires considerable judgment by management with respect to certain external factors, including anticipated future gross product revenues, estimated economic life and changes in hardware and software technology. Historically, software development costs incurred subsequent to the establishment of technological feasibility have not been material.

Revenue Recognition

In accordance with ASC topic 985-605, “Software Revenue Recognition,” perpetual license revenue is recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured. Delivery is considered to have occurred when title and risk of loss have been transferred to the customer, which generally occurs after a license key has been delivered electronically to the customer. The Company’s perpetual license agreements do not (a) provide for a right of return, (b) contain acceptance clauses, (c) contain refund provisions or (d) contain cancellation provisions.

In the case of the Company’s (a) subscription-based licenses, and (b) maintenance arrangements, when sold separately, revenues are recognized ratably over the service period. The Company defers revenue for software license and maintenance agreements when cash has been received from the customer and the agreement does not qualify for recognition under ASC Topic 985-605.  Such amounts are reflected as deferred revenues in the accompanying financial statements.  The Company’s subscription license agreements do not (a) provide for a right of return, (b) contain acceptance clauses, (c) contain refund provisions or (d) contain cancellation provisions.

The Company provides professional services to its customers. Such services, which include training, installation, and implementation, are recognized when the services are performed. The Company also provides volume discounts to various customers. In accordance with ASC Topic 985-605, the discount is allocated proportionally to the delivered elements of the multiple-element arrangement and recognized accordingly.

Revenue Recognition – Continued

For software arrangements with multiple elements, which in its case are comprised of (1) licensing fees, (2) professional services, and (3) maintenance/support, revenue is recognized dependent upon whether vendor specific objective evidence (“VSOE”) of fair value exists for separating each of the elements. Licensing rights are generally delivered at time of invoice, professional services are delivered within one to six months and maintenance is for a twelve month contract.  Accordingly, licensing revenues are recognized upon invoice, professional services are recognized when the services have been performed and maintenance revenue is amortized over a twelve month period. The Company determined that VSOE exists for both the delivered and undelivered elements of its multiple-element arrangements.  The Company limits its assessment of fair value to either (a) the price charged when the same element is sold separately or (b) the price established by management having the relevant authority. There may be cases, however, in which there is objective and reliable evidence of fair value of the undelivered item(s) but no such evidence for the delivered item(s). In those cases, the selling price method is used to allocate the arrangement consideration, if all other revenue recognition criteria are met. Under the selling price method, the amount of consideration allocated to the delivered item(s) is calculated based on estimated selling prices.

The Company manages the business as a single segment, but it has revenues from multiple sources.  Management does not segregate the direct cost of revenue by the revenue source.

	For The Years Ended
	December 31,
	2011	2010
Licensing	$587,059	$1,139,846
Subscription	339,690	394,164
Maintenance	1,037,859	852,885
Professional services	55,440	221,914
Total revenues	$2,020,048	$2,608,809

Intangible Assets

All of the Company’s intangible assets consist of shapes purchased directly from a graphics designer for the Company’s database library that are schematics of specific computer equipment. These shapes having a finite life are valued at cost and are utilized in the Company’s software with multiple customers in order to enable them to visualize and differentiate the specific computer equipment in their overall network. For example, the Company’s software’s graphical user interface displays a unique shape for each make and model of computer server. Intangible assets are recorded at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of 2.5 years.

Research and Development Costs

Research and development costs are charged to operations as incurred and consist primarily of salaries, consulting services and other direct expenses.

Advertising Costs

The Company expenses advertising costs to operations as incurred. For the years ended December 31, 2011 and 2010, such costs were not material.

Debt Discount and Amortization of Debt Discount

Debt discount represents the fair value of embedded conversion options of various convertible debt instruments and attached convertible equity instruments issued in connection with debt instruments. The debt discount is amortized over the earlier of (i) the term of the debt or (ii) conversion of the debt, using the straight-line method which approximates the interest method. The amortization of debt discount is included as a component of other expenses in the accompanying statements of operations.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period enacted. A valuation allowance is provided when it is more likely than not that a portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible. The benefit of tax positions taken or expected to be taken in the Company’s income tax returns are recognized in the financial statements if such positions are more likely than not of being sustained. Interest costs and related penalties related to unrecognized tax benefits are required to be calculated, if applicable. No interest and penalties were recorded during the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011 and December 31, 2010, no liability for unrecognized tax benefits was required to be reported.

Stock-Based Compensation

The Company has an equity plan which allows for the granting of stock options to its employees, directors and consultants for a fixed number of shares with an exercise price equal to the fair value of the shares at date of grant. The Company measures the cost of services received in exchange for an award of equity instruments based on the fair value of the award. For employees and directors, the fair value of the award is measured on the grant date and for non-employees, the fair value of the award is generally re-measured on interim financial reporting dates until the service period is complete. The fair value amount is then recognized over the period during which services are required to be provided in exchange for the award, usually the vesting period. Since the shares underlying the Company’s equity are not currently registered, the fair value of the Company’s restricted equity instruments was estimated based on historical observations of cash prices paid for the Company's restricted common stock.

Stock-based compensation for directors is reflected in general and administrative expenses in the consolidated statements of operations. Stock-based compensation for employees and consultants could be reflected in (a) sales and marketing expenses; (b) research and development expenses; or (c) general and administrative expenses in the consolidated statements of operations.

Reclassifications

Certain prior period amounts have been reclassified for comparative purposes to conform to the fiscal 2011 presentation. These reclassifications have no impact on previously reported net loss.

Net Loss Per Common Share

Basic net loss per share is computed by dividing the net loss applicable to common shares by the weighted average number of common shares outstanding during the period. Weighted average shares outstanding for the year ended December 31, 2011 (1) includes the weighted average underlying shares exercisable with respect to the 1,609,747 warrants exercisable at prices of $0.01 per share or less prior to the reverse merger; and (2) excludes the weighted average impact of the 3,000,000 escrowed shares. Weighted average shares outstanding for the year ended December 31, 2010 includes the weighted average underlying shares exercisable with respect to the 1,609,747 warrants exercisable at prices of $0.01 per share or less. In accordance with the accounting literature, (1) the Company has given effect to the issuance of these warrants in computing basic net loss per share because the underlying shares are issuable for little or no cash consideration; and (2) the Company has excluded the impact of the escrowed shares because they are contingently returnable. Diluted net loss per common share adjusts basic net loss per common share for the effects of potentially dilutive financial instruments, only in the periods in which such effects exist and are dilutive. At December 31, 2011, outstanding stock warrants to purchase 48,362,014 shares of common stock were excluded from the calculation of diluted net loss per common share because their impact would have been anti-dilutive. At December 31, 2010, outstanding stock options and warrants to purchase 14,400,392 and 11,839,097 shares of common stock, respectively, were excluded from the calculation of diluted net loss per common share because their impact would have been anti-dilutive.

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820). This updated accounting guidance establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). This guidance includes amendments that clarify the intent about the application of existing fair value measurements and disclosures, while other amendments change a principle or requirement for fair value measurements or disclosures. The guidance provided by this update becomes effective for interim and annual periods beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This guidance improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. The guidance provided by this update becomes effective for interim and annual periods beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s financial position or results of operations.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

Note 3 - Property and Equipment

Property and equipment consists of the following at December 31, 2011 and 2010:

	December 31,
	2011	2010
Computer and office equipment	$314,483	$220,362
Furniture and fixtures	12,835	12,835
Computer software	60,439	55,363
	387,757	288,560
Less: Accumulated depreciation	257,685	204,337

Property and equipment, net	$130,072	$84,223

The depreciation expense recorded was $53,348 and $60,540 for the years ended December 31, 2011 and 2010, respectively. The Company leases equipment of approximately $31,500 pursuant to a capital lease and such equipment was fully depreciated as of December 31, 2011 and 2010.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets

Note 4 - Intangible Assets

Intangible assets consisted of the following at December 31, 2011 and 2010:

	December 31,
	2011	2010
Computer equipment schematics	$1,741,754	$1,639,226
Less: Accumulated amortization	1,579,302	1,441,100
Intangible assets, net	$162,452	$198,126

All of the Company’s intangible assets consist of shapes purchased directly from a graphics designer for the Company’s database library that are schematics of specific computer equipment. These shapes having a finite life are valued at cost and are utilized in the Company’s software with multiple customers in order to enable them to visualize and differentiate the specific computer equipment in their overall network. For example, the Company’s software’s graphical user interface displays a unique shape for each make and model of computer server.

The amortization expense for the years ended December 31, 2011 and 2010 was $138,201 and $160,044, respectively. As of December 31, 2011, the average remaining amortization period was 19 months. Future amortization expense of intangible assets is expected to be approximately $107,000 for 2012, $43,000 for 2013 and $12,000 for 2014. No amortization expense is expected to be recognized after 2014 related to intangible assets existing as of December 31, 2011.

Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accrued Expenses

Note 7 - Accrued Expenses

Accrued expenses consist of the following:

	March 31,	December 31,
	2012	2011
	(unaudited)

Accrued commissions	$140,606	$164,123
Accrued payroll	337,704	328,942
Accrued payroll taxes(1)	519,135	537,289
Accrued vacation	163,966	150,207
Accrued professional fees	63,570	259,733

Total accrued expenses	$1,224,981	$1,440,294

(1)	Includes accrual for interest and penalties.

Accrued expenses include liabilities for unpaid payroll taxes along with an estimate of related interest and penalties. In 2011, the IRS placed Federal tax liens aggregating approximately $502,000 against the Company in connection with these unpaid payroll taxes. The Company is currently in discussions with the IRS to implement an installment payment plan.

Note 5 - Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2011	2010
Accrued commissions	$164,123	$27,890
Accrued payroll	328,942	95,067
Accrued payroll taxes(1)	537,289	297,622
Accrued vacation	150,207	134,251
Accrued professional fees	262,492	32,517

Total accrued expenses	$1,443,053	$587,347

(1)   Includes accrual for interest and penalties.

Accrued expenses include liabilities for unpaid payroll taxes along with an estimate of related interest and penalties. In 2011, the IRS placed Federal tax liens aggregating approximately $502,000 against the Company in connection with these unpaid payroll taxes. The Company is currently in discussions with the IRS to implement an installment payment plan.

Note Receivable - Stockholder	12 Months Ended
Dec. 31, 2011
Note Receivable - Stockholder

Note 6 – Note Receivable – Stockholder

The Company held a note receivable from a stockholder for $187,717 as of December 31, 2010, that earned interest at 3.25% per annum. During 2008, the stockholder exercised options to purchase shares of the Company’s common stock. Upon exercise of the options, the stockholder signed a note in favor of the Company for $187,717 to satisfy the exercise price obligation. The note was scheduled to mature on the earlier of December 2013 or upon the sale of the shares by the stockholder. As the loan was used to fund the purchase of Company equity, the related receivable has been classified as a reduction of equity. The interest income for the years ended December 31, 2011 and 2010 was negligible.

On July 29, 2011, the Company’s board of directors approved that, immediately prior to, and conditioned upon the effectiveness of the reverse merger, the note receivable of $187,717 from a stockholder of the Company was written-off after being forgiven by the Company and charged to general and administrative expenses in the consolidated statements of operations along with a special bonus of approximately $143,000 to cover taxes associated with income to the stockholder from the forgiveness of the note.

Capital Lease Obligation	12 Months Ended
Dec. 31, 2011
Capital Lease Obligation

Note 7 – Capital Lease Obligation

The Company leases equipment under a capital lease obligation. Future minimum payments required under the lease are as follows:

Years ending December 31:
2012	$4,550
4,550
Less: amount representing interest	735
3,815
Less: Current portion of capital lease obligation	3,815
Non-current portion of capital lease obligation	$–

Interest expense associated with the capital lease obligation was negligible during the years ended December 31, 2011 and 2010, respectively.

Notes Payable	12 Months Ended
Dec. 31, 2011
All Other Notes Payable
Notes Payable

Note 8 – Notes Payable

In April 2009, the Company issued a $100,000 convertible note payable bearing interest at a rate of 10% per annum which was due in April 2014. The note was secured in accordance with the terms of a security agreement, whereby the note holder had a security interest in the assets of the Company. Accrued interest on the note was payable in shares of common stock for the first two years and accordingly, accrued interest for the years ended December 31, 2011 and 2010 of $2,500 and $10,000, respectively, was converted into 9,924 and 40,700 shares of common stock, respectively. Interest accrued but not converted into shares of common stock for the year ended December 31, 2011 was $2,500. The note is convertible at the option of the holder into a unit, consisting of one share of common stock and a two-year warrant to purchase one-half share of common stock of the Company at an exercise price equal to the effective per-share price of the conversion. The Company calculated the fair value of the embedded conversion option using the binomial lattice options pricing model on the date of issuance and the value of the conversion option was deemed to be immaterial. On September 21, 2011, just prior to the reverse merger, this non-bridge note and the related accrued interest was converted into equity. See Note 13, Equity – Conversion of Non-Bridge Notes, for additional details.

During the year ended December 31, 2011, the Company issued $2,275,000 of Convertible Bridge Notes to third parties which matured between October 2011 and February 2012. The Convertible Bridge Notes bore interest at 10% per annum. The Convertible Bridge Notes were secured in accordance with the terms of a security agreement, whereby the note holders had a security interest in all of the equipment, inventory and goods owned by the Company. On September 21, 2011, upon the closing of the reverse merger, all amounts due plus the aggregate accrued interest on these Convertible Bridge Notes converted into units of the public company at $0.25 per unit. A unit consisted of one share of common stock of the public company and an immediately-vested, five-year warrant to purchase half of a share of common stock of the public company at a price of $0.625 per share. See Note 13, Equity – Private Offerings – First Private Offering, for additional details.

Related Party Transactions
Notes Payable

Note 9 – Notes Payable – Related Parties

As of December 31, 2011 and December 31, 2010, the Company had the following notes payable outstanding with its related parties:

	December 31,
	2011	2010

Various 12% convertible notes payable to a related party, due various dates 12 months after issuance - (A)	$–	$3,070,520

Various 12% convertible notes payable to a related party, due various dates 12 months after issuance - (B)	–	182,237

12% convertible note payable to a related party, due August 15, 2011 - (C)	–	60,000

5% note payable to a stockholder, due June 10, 2008, the note was in default at December 31, 2011 and 2010 - (D)	50,000	50,000

	50,000	3,362,757

Less : Deferred debt discount	–	(598,016)

Notes payable - related parties	$50,000	$2,764,741

(A)	In August of 2009, the Company entered into an agreement (the “Borrowing Agreement”) with a related party to borrow funds at various intervals under terms specified in such Borrowing Agreement. The funds borrowed under the Borrowing Agreement were convertible at the option of the holder into units of the Company’s securities at the lesser of (i) $0.252 per unit or (ii) 80% of the purchase price per share of common stock in the first equity or convertible debt financing of the Company of not less than $500,000 in aggregate proceeds. A unit consisted of one share of the Company’s common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.252. In connection with the issuance of the notes, the Company also granted a five-year warrant to purchase 333 shares of the Company’s common stock at an exercise price of $0.252 per share for each $1,000 of principal amount. During the years ended December 31, 2011 and 2010, the Company obtained new funds covered by that Borrowing Agreement for an aggregate borrowing of $60,000 and $1,550,520, respectively. The notes bore interest at 12% per annum and were originally due 12 months from the respective dates of the issuance. The notes were secured in accordance with the terms of a security agreement, whereby the note holder has a security interest in the assets of the Company. Accrued interest on the notes as of December 31, 2011 and 2010 was $0 and $316,097, respectively.

The conversion price of the notes was not fixed and determinable on the date of issuance and as such in accordance with ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), the embedded conversion options of the notes on the date of issuance were valued using the binomial lattice options pricing model and recorded as derivative liabilities (see Note 10, Derivative Liabilities – Related Parties). The fair value of the conversion options and five-year warrants issued in connection with the notes on the date of issuance aggregated $2,618,202, and were recorded as debt discount. The debt discount was amortized through the term of the notes. During the year ended December 31, 2011, the Company issued five-year warrants to purchase an aggregate of 25,327 shares of the Company’s common stock at an exercise price of $0.252 per share. Upon conversion of these notes, the Company was obligated to issue two-year warrants to purchase an aggregate of 12,427,308 shares of the Company’s common stock at an exercise price of $0.252 per share.

(B)	Another related party also received convertible notes and warrants pursuant to the Borrowing Agreement and certain other note agreements. In accordance with these agreements, the Company issued convertible notes equivalent to 5% of the face amount of the convertible notes described in paragraph (A) above and other convertible notes. During the years ended December 31, 2011 and 2010, an aggregate of $3,000 and $103,237 of notes payable had been issued in conjunction with these agreements. These notes were convertible and bore interest as described in paragraph (A) above. Accrued interest on the notes as of December 31, 2011 and 2010 was $0 and $39,454, respectively.

The conversion price of the notes is not fixed and determinable on the date of issuance and as such in accordance with ASC 815, the embedded conversion option of the notes on the date of issuance was valued using binomial lattice options pricing model and recorded as derivative liabilities (see Note 10, Derivative Liabilities – Related Parties). The aggregate relative fair value of the conversion options and five-year warrants issued in connection with the notes on the date of issuance was $185,237 in the aggregate and was recorded as debt discount. The debt discount was amortized through the term of the note. During the year ended December 31, 2011, the Company issued five-year warrants to purchase an aggregate of 25,327 shares of the Company’s common stock at an exercise price of $0.252 per share. Upon conversion of these notes, the Company was obligated to issue two-year warrants to purchase an aggregate of 638,377 shares of the Company’s common stock at an exercise price of $0.252 per share.

(C)	In August 2009, the Company entered into a $60,000 convertible note with a related party under the same agreement referred to above. The note bears interest at a rate of 12% per annum and was originally due in September 2009, which was further extended through August 15, 2011. Accrued interest on the note as of December 31, 2010 and 2009 was $8,250 and $2,250, respectively. The note was convertible at the option of holder into a unit of the Company’s securities at the lesser of (i) $0.319 per unit or (ii) 80% of the purchase price of a share of common stock in the first equity or convertible debt financing of the Company of not less than $500,000 in aggregate proceeds. A unit consists of one share of the Company’s common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.319.

The conversion price of the note is not fixed and determinable on the date of issuance and as such, in accordance with ASC 815, the embedded conversion option of the notes on the date of issuance was valued using the binomial lattice options pricing model. The value of the embedded conversion option and the fair value of the five year warrant issued in connection with the notes were deemed immaterial on the date of issuance. During the year ended December 31, 2009, the Company issued five-year warrants to purchase an aggregate of 20,000 shares of common stock at an exercise price of $0.319 per share. Upon conversion of this note the Company is obligated to issue a two-year warrant to purchase an aggregate of 188,088 shares of common stock at an exercise price of $0.319 per share.

(D)	In December 2003, the Company issued a $50,000 note payable to a stockholder. The note bears interest at a rate of 5% per annum and was due in August 2008. At December 31, 2010 and 2009, the balance outstanding was $50,000. The note was in default at December 31, 2010 and 2009. Accrued interest related to the note for the years ended December 31, 2010 and 2009 was $5,147 and $2,647, respectively, which is included in accrued interest in the accompanying balance sheet.

During the years ended December 31, 2011 and 2010, the Company recorded aggregate amortization of debt discount of $632,380 and $1,980,224, respectively. At December 31, 2011 and 2010, the outstanding balance of the unamortized debt discount was $0 and $598,016, respectively.

On September 21, 2011, just prior to the reverse merger, all of the convertible notes, plus the related accrued interest, were converted into equity. See Note 13, Equity – Conversion of Non-Bridge Notes, for additional details.

Derivative Liabilities - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Derivative Liabilities - Related Parties

Note 4 – Derivative Liabilities – Related Parties

In accordance with ASC 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity”, instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The Company has determined that embedded conversion options of various notes payable which do not have fixed settlement provisions and accordingly are not indexed to its own stock, are deemed to be derivative liabilities. The embedded conversion options of the various notes issued by the Company do not have fixed settlement provisions as the conversion and exercise prices are not fixed and determinable on the date of issuance. In accordance with ASC Topic 718, “Stock Compensation” (“ASC 718”), the conversion options of the notes were bifurcated from their respective host contracts and recognized as derivative liabilities. The warrants issued in connection with the notes payable were not deemed to be derivative liabilities because they have a fixed settlement provision. The fair values of these derivative liabilities are re-measured at the end of every reporting period with the change in value reported in the statement of operations.

The fair values of the embedded conversion options, which are associated with notes payable issued to related parties, were measured using the binomial lattice options pricing model with the following assumptions:

For The Three
Months Ended
March 31,
2011

Risk free rate	0.10% - 0.17%
Expected volatility	65% - 70%
Expected life (in years)	0.13 - 0.38
Expected dividend yield	0%

The risk-free interest rate was based on the rates of treasury securities with the same terms as the terms of the instruments. The Company based expected volatility on the historical volatility for ten comparable publicly traded company’s common stock. The expected life of the notes was based on the maturity of the notes. The expected dividend yield of zero was based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the future. The gain on change in fair value of derivative liabilities, included in other income in the accompanying statements of operations was $42,719 for the three months ended March 31, 2011.

On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, all of the outstanding non-bridge convertible notes and the related accrued interest converted into equity. At that time the derivative liability associated with the embedded conversion options of notes issued to related parties was revalued at $1,133,186 and was reclassified to equity.

Note 10 – Derivative Liabilities – Related Parties

In accordance with ASC 815-40, “Derivatives and Hedging - Contracts in Entity's Own Equity”, instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The Company has determined that embedded conversion options of various notes payable which do not have fixed settlement provisions and accordingly are not indexed to its own stock, are deemed to be derivative liabilities. The embedded conversion options of the various notes issued by the Company do not have fixed settlement provisions as the conversion and exercise prices are not fixed and determinable on the date of issuance. In accordance with ASC Topic 718, “Stock Compensation” (“ASC 718”), the conversion options of the notes were bifurcated from their respective host contracts and recognized as derivative liabilities. The warrants issued in connection with the notes payable were not deemed to be derivative liabilities because they have a fixed settlement provision. The fair values of these derivative liabilities are re-measured at the end of every reporting period with the change in value reported in the statement of operations.

The fair values of the embedded conversion options, which are associated with notes payable issued to related parties, were measured using the binomial lattice options pricing model with the following assumptions:

	For The Years Ended
	December 31,
	2011	2010
Note payable (Group 1)
Risk free rate	0.10% - 0.17%	0.19%
Expected volatility	65% - 70%	65%
Expected life (in years)	0.13 - 0.38	0.63
Expected dividend yield	0%	0%

Note payable (Group 2)
Risk free rate	0.10% - 0.17%	0.19%
Expected volatility	65% - 70%	65%
Expected life (in years)	0.13 - 0.38	0.63
Expected dividend yield	0%	0%

Note payable (Group 3)
Risk free rate	0.10% - 0.17%	0.19%
Expected volatility	65% - 70%	65%
Expected life (in years)	0.13 - 0.38	0.63
Expected dividend yield	0%	0%

Note payable (Group 4)
Risk free rate	0.10% - 0.17%	0.19%
Expected volatility	65% - 70%	65%
Expected life (in years)	0.13 - 0.38	0.63
Expected dividend yield	0%	0%

The risk-free interest rate was based on the rates of treasury securities with the same terms as the terms of the instruments. The Company based expected volatility on the historical volatility for ten comparable publicly traded company’s common stock. The expected life of the notes was based on the maturity of the notes. The expected dividend yield of zero was based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the future.

On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, all of the outstanding non-bridge convertible notes and the related accrued interest converted into equity. See Note 13, Equity – Conversion of Non-Bridge Notes, for additional details. At September 21, 2011 and December 31, 2010, the derivative liability associated with the embedded conversion options of notes issued to related parties was revalued at $1,133,186 and $1,645,852, respectively. On September 21, 2011, the derivative liability balance of $1,133,186 was reclassified to equity. The gain on change in fair value of derivative liabilities, included in other income in the accompanying statements of operations was $542,283 and $787,433 for the years ended December 31, 2011 and 2010, respectively.

Fair Value Measures	12 Months Ended
Dec. 31, 2011
Fair Value Measures

Note 11 – Fair Value Measures

The FASB’s accounting standard for fair value measurements establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2011 and December 31, 2010, respectively:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total

Derivative liabilities:
December 31, 2011	$–	$–	$–	$–
December 31, 2010	$–	$–	$1,645,852	$1,645,852

The derivative liabilities are measured at fair value using the binomial lattice options pricing model and are classified within Level 3 of the valuation hierarchy. There were no changes in the valuation techniques during the years ended December 31, 2011 and 2010 (see Note 10, Derivative Liabilities – Related Parties).

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

	For The Years Ended
	December 31,
	2011	2010

Fair value, beginning of period	$1,645,852	$1,328,784
Derivative liabilities recorded during the period	29,617	1,104,501
Reclassification of derivative liability to equity	(1,133,186)	–
Net unrealized (gain) loss on derivative financial instruments	(542,283)	(787,433)
Fair value, end of period	$–	$1,645,852

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 12 – Income Taxes

The Company files tax returns in U.S. Federal, state and local jurisdictions, including California and North Carolina, and has tax returns subject to examination by tax authorities beginning in the year ended December 31, 2008.

The income tax provision (benefit) consists of the following:

	For The Years Ended
	December 31,
	2011	2010
Federal
Current	$–	$–
Deferred	(1,655,911)	(1,194,485)

State and local
Current	–	–
Deferred	(292,220)	(210,791)
	(1,948,131)	(1,405,276)
Change in valuation allowance	1,948,131	1,405,276
Income tax provision (benefit)	$–	$–

For the periods ended December 31, 2011 and December 31, 2010, the expected tax expense (benefit) based on the statutory rate is reconciled with the actual tax expense (benefit) as follows:

	For The Years Ended
	December 31,
	2011	2010
US federal statutory rate	(34.0%)	(34.0%)
State income tax, net of federal benefits	(6.0%)	(6.0%)
Permanent differences
Fines and penalties	0.4%	0.0%
Stock based compensation	3.4%	0.0%
Merger expenses	5.7%	0.0%
Reclassification of derivative liability to equity	5.1%	0.0%
Other	3.5%	0.0%
Change in valuation allowance	21.9%	40.0%

Income tax provision (benefit)	0.0%	0.0%

As of December 31, 2011 and December 31, 2010, the Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

	For The Years Ended
	December 31,
	2011	2010
Net operating loss	$6,828,982	$4,748,894
Stock based compensation	788,508	213,072
Fixed assets	5,482	3,751
Intangible assets	82,830	49,894
Debt discount on warrants	–	534,084
Mark-to-market of conversion options	–	429,397
Accrued vacation	60,083	53,700

Total deferred tax assets	7,765,885	6,032,792

Valuation allowance	(7,765,885)	(5,817,754)

Deferred tax asset, net of allowance	–	215,038

Deferred tax liability,
amortization of conversion option	–	(215,038)

Net deferred tax assets (liabilities)	$–	$–

For the years ended December 31, 2011 and December 31, 2010, the Company had approximately $17,072,000 and $11,872,000 of federal and state net operating loss carryovers which begin to expire in 2023. These net operating loss carryovers are subject to limitation under Section 382 of the Internal Revenue Code when there is a greater than 50% ownership change, as determined under the regulations. Based on the Company’s analysis, there was a change of control in June 2009, and we have determined that due to the annual limitation under Section 382, $7,330,420 of net operating losses will expire unused. Therefore, we have reduced the related deferred tax asset for net operating loss carryovers by $2,932,168 in the year ended December 31, 2009.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the future generation of taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and taxing strategies in making this assessment. Based on this assessment, management has established a full valuation allowance against all of the net deferred tax assets for each period, since it is more likely than not that all of the deferred tax assets will not be realized. The increase in the valuation allowance for the years ended December 31, 2011 and 2010 was $1,948,131 and $1,405,276, respectively.

Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity

Note 5 – Equity

Consulting Agreements

On August 21, 2011, the Company entered into a three-month agreement for public relations and financial communications services. In consideration of services to be rendered, the Company agreed to pay $15,000 in cash per month in advance, for an aggregate of $45,000, and, subject to the consummation of the reverse merger, to issue 70,000 shares of vested Company common stock per month, for an aggregate of 210,000 shares, of which, 70,000 shares remained unissued as of December 31, 2011. Accordingly, during 2011, the Company accrued the equity issuance liability of $15,960. During the three months ended March 31, 2012, the remaining 70,000 shares were issued and the $15,960 issuance date value of the shares was credited to equity.

On December 19, 2011, the Company renewed an agreement for public relations and financial communications services for a three-month term. In consideration of services to be rendered, the Company agreed to pay $7,500 in cash per month in advance, for an aggregate of $22,500, and to issue 25,000 shares of vested Company common stock per month, for an aggregate of 75,000 shares. On February 3, 2012, after the Company had made an initial cash payment of $7,500 in December 2011, the Company terminated this agreement for non-performance. No shares were issued and no stock-based compensation expense was recorded related to this renewal agreement.

On November 16, 2011, the Company entered into a twelve-month agreement for investor relations services with a consultant. In consideration of services to be rendered, the Company agreed to pay $6,000 in cash per month in advance, for an aggregate of $72,000, and to immediately issue 500,000 shares of vested Company common stock, plus an additional 500,000 shares of common stock at the six month anniversary of the agreement. The Company valued the shares and recorded the full value of issued shares and cash payments as consulting expense at the issuance date. For the year ended December 31, 2011, the Company recorded stock-based compensation expense of $114,000 (value of the first 500,000 shares), included in general and administrative expenses in the accompanying statements of operations. On January 11, 2012, the Company terminated this agreement and on January 16, 2012, the Company entered into a settlement agreement whereby the consultant agreed to accept the initial $12,000 of 2011 cash payments and 250,000 shares of common stock (by returning 250,000 shares of common stock to the Company for cancellation) in full satisfaction of the terminated agreement. The Company reversed $57,000 of stock-based compensation expense upon cancellation of the returned shares.

On November 30, 2011, the Company entered into a six-month agreement for investor relations services. In consideration of services to be rendered, the Company agreed to pay a minimum of $7,000 in cash per month in advance (subject to supplemental performance-based bonuses), for an aggregate of $42,000, and to immediately issue 75,000 shares of vested Company common stock, of which, 75,000 shares remained unissued as of December 31, 2011. Accordingly, during 2011, the Company accrued the equity issuance liability of $17,100. During the three months ended March 31, 2012, the remaining 75,000 shares were issued and the $17,100 issuance date value of the shares was credited to equity.

Second Private Offering

During the three months ended March 31, 2012, the Company had three additional closings of a private offering that commenced in December 2011 (the “Second Private Offering”) pursuant to which an aggregate of 4,356,669 investor units (“Second Units”) were sold at a price of $0.375 per Second Unit, resulting in $1,447,114 of aggregate net proceeds ($1,633,750 of gross proceeds less $186,636 of issuance costs). Each Second Unit consists of one share of common stock (deemed to represent $0.345 of the per Second Unit cost) and a warrant to purchase one-quarter share of common stock (deemed to represent $0.030 of the per Second Unit cost) (the “Second Investor Warrants”), such that an aggregate of 4,356,669 shares of common stock and Second Investor Warrants to purchase 1,089,169 shares of common stock were issued.

The Second Private Offering was made on a “best efforts” basis with respect to a maximum of 8,000,000 Second Units ($3,000,000 of aggregate proceeds).  In addition, in the event the maximum number of Second Units was sold, the placement agent and the Company had the option to offer an additional 2,666,667 Second Units ($1,000,000 of aggregate proceeds).

The Second Investor Warrants are exercisable for a period of five years at an exercise price of $1.00 per full share of common stock.  The Second Investor Warrants may be called for redemption by the Company at any time upon not less than 30 or more than 60 days prior written notice, provided that, at the time of delivery of such notice, (i) there is a registration statement covering the resale of the shares underlying the warrants; (ii) the average closing bid price for the Company’s common stock for each of the 20 consecutive trading days prior to the date of the notice of redemption is at least $2.00, as proportionally adjusted to reflect any stock splits, stock dividends, combinations of shares or like events; and (iii) the average trading volume for the Company’s common stock is at least 100,000 shares per day during the 20 consecutive trading days prior to the date of the notice of redemption and that during such 20-day period there is no more than one trading day in which there is no trading in the Company’s common stock.

The Second Investor Warrants, at the option of the holder, may be exercised by cash payment of the exercise price to the Company. Alternatively, the Second Investor Warrants may be exercised on a cashless basis commencing one year after the date of the final closing of the Second Private Offering if no registration statement registering the shares underlying the investor warrants is then in effect. The exercise price and number of shares of common stock issuable on exercise of the investor warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.375 (as specified in the warrant agreement).

The placement agent for the Second Private Offering receives a cash commission of 10% or 5% of the funds raised from investors in the Second Private Offering that were directly attributable or referred to the placement agent, respectively. In addition, the placement agent receives five-year warrants to purchase shares of common stock (the “Second Broker Warrants”) equal to 10% or 5% of the Second Units sold to investors in the Second Private Offering that were directly attributable or referred to the placement agent, respectively. As a result of the foregoing arrangement, in connection with the three 2012 closings, the placement agent (1) was paid aggregate cash commissions of $136,500; and (2) was issued Second Broker Warrants to purchase 364,000 shares of common stock.

The Second Broker Warrants are identical to the Second Investor Warrants in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; and (ii) they have an exercise price of $0.375 per share of common stock.

In connection with the Second Private Offering, the Company executed a registration rights agreement, whereby the Company committed to file a registration statement covering the resale of the common stock underlying the Second Units sold or to be sold in the Second Private Offering and the common stock that is issuable upon exercise of the Second Investor Warrants (but not the common stock that is issuable upon exercise of the Second Broker Warrants) within 75 days of the final closing of the Second Private Offering, and to use commercially reasonable efforts to cause the registration statement to become effective no later than 150 days after it is filed. The Company will be liable for monetary penalties at the monthly rate of 1% (to a maximum of 10%) of each holder’s investment in the Second Private Offering until the failure to meet the above deadlines are cured or upon the occurrence of certain other specified events. Notwithstanding the foregoing, no payments shall be owed with respect to that portion of a holder’s registrable securities (1) which may be sold by such holder under Rule 144 or pursuant to another exemption from registration; or (2) which the Company is unable to register due to limits imposed by Rule 415 under the Securities Act (which shares would then be eligible for “piggyback” registration rights with respect to any registration statement filed by the Company following the effectiveness of the original registration statement). On January 17, 2012, the Company filed a registration statement on Form S-1 that included the Second Private Offering registrable securities.

Stock Warrants

During the three months ended March 31, 2011, the Company issued warrants to purchase 50,654 shares of common stock at an exercise price of $0.252 per share for a term of five years to two related party note holders in connection with the issuance of convertible notes payable aggregating $63,000 in principal amount (see Note 6 – Related Party Transactions). Using the binomial lattice options pricing model, the Company determined that the relative fair value of the warrants was $4,750. The fair value was recorded as a debt discount and amortized over the term of the notes. The assumptions used in the binomial lattice options pricing model were as follows: risk-free rate of 1.77%; expected volatility of 70.0%; expected term of 4.2 years; expected dividend yield of 0%.

During the three months ended March 31, 2012, the Company issued warrants to purchase an aggregate of 1,453,169 shares of common stock at a weighted average exercise price of $0.843 per share. As of March 31, 2012, there were 49,815,138 outstanding and exercisable stock warrants with a weighted average exercise price of $0.634 per share, a weighted average remaining contractual life of 4.76 years and $96,140 of intrinsic value. The intrinsic value is calculated on the difference between the fair market value of the Company’s restricted stock, which was $0.345 per share as of March 31, 2012, and the exercise price of the warrants.

Stock Options

During the three months ended March 31, 2011, the Company granted no stock options.

During the three months ended March 31, 2012, the Company granted to its directors, officers, employees and consultants ten-year options to purchase an aggregate of 23,275,000 shares of the Company’s common stock at an exercise price of $0.345 per share, of which 12,475,000 were granted under the Company’s 2011 Equity Incentive Plan (the “2011 Plan”) and the remaining 10,800,000 (of which 6,900,000 were granted to the new CEO) were not granted pursuant to an established plan. The options vest as follows: (i) an option to purchase 6,900,000 shares of common stock granted to the new CEO vested on an accelerated basis in November 2011 based on the new CEO meeting specified performance criteria; (ii) an option to purchase 2,500,000 shares of common stock vests one-third immediately, one-third on September 21, 2012 and one-third on September 21, 2013; (iii) options to purchase an aggregate of 13,325,000 shares of common stock vest one-third 0.7-1.0 years from the date of grant, one-third 1.7-2.0 years from the date of grant and one-third 2.7-3.0 years from the date of grant; and (iv) options to purchase an aggregate of 550,000 shares of common stock vest ratably on a quarterly basis over a three-year term.

The aggregate grant date value of approximately $5,090,000 will be recognized proportionate to the vesting terms. The weighted average estimated fair value of the stock options granted during the three months ended March 31, 2012 was $0.22 per share. The weighted average assumptions used in the Black-Scholes option pricing model were as follows: risk-free rate of 1.03%; expected volatility of 75.0%; expected term of 5.79 years; expected dividend yield of 0%. In March 2012, the Compensation Committee of the Company’s Board of Directors determined that the New CEO’s options became fully vested effective November 2011 as a result of the execution of a strategic alliance with a major customer. Although the option was not formally granted prior to December 31, 2011, the New CEO had a contractual right to the vested options pursuant to his employment agreement, and, accordingly, the Company accrued the equity issuance liability of $1,526,970 at December 31, 2011 based on the full value of the option as of December 31, 2011, when the restricted stock was valued at $0.345 per share. On January 9, 2012, the New CEO’s options were issued and the $1,444,170 issuance date value of the options was credited to equity. The weighted average assumptions used in the Black-Scholes option pricing model were as follows: risk-free rate of 0.85%; expected volatility of 75.0%; expected term of 5.00 years; expected dividend yield of 0%.

The risk-free interest rate was based on rates of treasury securities with the same expected term as the options. Expected volatility is based on implied volatilities from similar companies that operate within the similar industry sector index. The Company calculated the historical volatility for each comparable company to come up with an expected average volatility and then adjusted the expected volatility based on factors such as historical stock transactions, major business transactions, and industry trends. The expected terms of the options are estimated based on factors such as vesting periods, contractual expiration dates and historical exercise behavior. The expected dividend yield was based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the future.

During the three months ended March 31, 2012 and 2011, the overall stock-based compensation expense recorded by the Company associated with options was $430,960 and $79,637, respectively. These amounts have been included in operating expenses in the accompanying statements of operations. As of March 31, 2012, there was $3,131,626 unrecognized stock-based compensation expense that will be amortized over a weighted average period of 2.5 years. As of March 31, 2012, there were 23,275,000 outstanding stock options with a weighted average exercise price of $0.345 per share, a weighted average remaining contractual life of 9.8 years and no intrinsic value. As of March 31, 2012, there were 7,733,333 exercisable stock options with a weighted average exercise price of $0.345 per share, a weighted average remaining contractual life of 9.8 years and no intrinsic value.

Note 13 – Equity

Authorized Capital

Effective with the Reverse Merger on September 21, 2011 (see Note 1 – Organization and Operations – Reverse Merger), the Company’s authorized capital became as follows:

The Company is authorized to issue up to 300,000,000 shares of common stock, which has a par value of $0.0001 per share. The holders of the Company’s common stock are entitled to one vote per share. The holders of common stock are entitled to one vote per share on all matters submitted to a vote of the stockholders, including the election of directors. Generally, all matters to be voted on by stockholders must be approved by a majority (or, in the case of election of directors, by a plurality) of the votes entitled to be cast by all shares of common stock that are present in person or represented by proxy. Except as otherwise provided by law, amendments to the articles of incorporation generally must be approved by a majority of the votes entitled to be cast by the holders of all outstanding shares of common stock. The amended and restated articles of incorporation do not provide for cumulative voting in the election of directors. The common stock holders will be entitled to such cash dividends as may be declared from time to time by the Board from funds available. Upon liquidation, dissolution or winding up of the Company, the common stock holders will be entitled to receive pro rata all assets available for distribution to such holders, subject to the rights of holders of preferred stock, if any.

The Company is authorized to issue 10,000,000 shares of blank check preferred stock, which has a par value of $0.0001 per share.

Consulting Agreements

On August 21, 2011, the Company entered into a three-month agreement for public relations and financial communications services. In consideration of services to be rendered, the Company agreed to pay $15,000 in cash per month in advance, for an aggregate of $45,000, and, subject to the consummation of the reverse merger, to issue 70,000 shares of vested Company common stock per month, for an aggregate of 210,000 shares, of which, 70,000 shares remained unissued as of December 31, 2011. Accordingly, the Company has accrued the equity issuance liability of $15,960. The Company valued the shares and recorded the full value of shares and cash payments as consulting expense at each issuance date. For the year ended December 31, 2011, the Company recorded stock-based compensation expense of $47,880, included in general and administrative expenses in the accompanying statements of operations.

On December 19, 2011, the Company renewed the above agreement for public relations and financial communications services for an additional three-month term. In consideration of services to be rendered, the Company agreed to pay $7,500 in cash per month in advance, for an aggregate of $22,500, and to issue 25,000 shares of vested Company common stock per month, for an aggregate of 75,000 shares. On February 3, 2012, the Company terminated this agreement for non-performance. No shares were issued and no stock-based compensation expense was recorded related to this renewal agreement.

Consulting Agreements – Continued

On November 16, 2011, the Company entered into a twelve-month agreement for investor relations services. In consideration of services to be rendered, the Company agreed to pay $6,000 in cash per month in advance, for an aggregate of $72,000, and to immediately issue 500,000 shares of vested Company common stock, plus an additional 500,000 shares of common stock at the six month anniversary of the agreement. The Company valued the shares and recorded the full value of issued shares and cash payments as consulting expense at the issuance date. For the year ended December 31, 2011, the Company recorded stock-based compensation expense of $114,000 (value of the first 500,000 shares), included in general and administrative expenses in the accompanying statements of operations. On January 11, 2012, the Company terminated this agreement.  On January 16, 2012, the Company entered into a settlement agreement whereby the consultant agreed to return 250,000 shares of common stock to the Company for cancellation.

On November 30, 2011, the Company entered into a six-month agreement for investor relations services. In consideration of services to be rendered, the Company agreed to pay a minimum of $7,000 in cash per month in advance (subject to supplemental performance-based bonuses), for an aggregate of $42,000, and to immediately issue 75,000 shares of vested Company common stock, of which, 75,000 shares remained unissued as of December 31, 2011. Accordingly, the Company has accrued the equity issuance liability of $17,100. The Company valued the shares and recorded the full value as consulting expense at the issuance date. For the year ended December 31, 2011, the Company recorded stock-based compensation expense of $17,100, included in general and administrative expenses in the accompanying statements of operations.

Conversion of Non-Bridge Notes

On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, $3,475,757 face value of the outstanding non-bridge convertible notes, plus aggregate accrued interest of $623,362, converted into shares of the operating company’s common stock, which were ultimately exchanged for an aggregate of 19,533,586 shares of the Company’s common stock, plus immediately-vested, five-year Merger Warrants to purchase 9,766,793 shares of common stock at an exercise price of $0.625 per share, pursuant to the terms of the Merger Agreement. The noteholders waived their rights to two-year warrants in the operating company in favor of the Merger Warrants. See Note 1 - Organization and Operations – Reverse Merger.

Private Offerings

First Private Offering

In July 2011, the public company commenced a private offering (the “First Private Offering”) pursuant to which, on September 21, 2011, the Company had an initial closing on the sale of investor units (“Units”), at a price of $0.25 per Unit. The initial closing on the sale of Units included the conversion of $2,275,000 of principal, plus $64,438 of accrued interest, from the Convertible Bridge Notes previously received by the Company between April 2011 and August 2011. Inclusive of the conversion of the Convertible Bridge Notes, between September 2011 and November 2011, the First Private Offering raised an aggregate of $4,739,300 net proceeds ($5,077,812 gross proceeds reduced by $338,512 of offering costs). Each Unit consisted of one share of common stock (deemed to represent $0.022 of the per Unit cost) and a warrant to purchase one-half share of the Company’s common stock (deemed to represent $0.228 of the per Unit cost) (the “Investor Warrants”), such that 20,311,252 shares of common stock and Investor Warrants to purchase 10,155,627 shares of the Company’s common stock were issued.

The Investor Warrants are exercisable for a period of five years at an exercise price of $0.625 per full share of common stock. The Investor Warrants may be called for redemption by the Company at any time upon not less than 30 or more than 60 days prior written notice, provided that, at the time of delivery of such notice, (i) there is a registration statement covering the resale of the shares underlying the warrants; (ii) the average closing bid price for the Company’s common stock for each of the 20 consecutive trading days prior to the date of the notice of redemption is at least $1.25, as proportionally adjusted to reflect any stock splits, stock dividends, combinations of shares or like events; and (iii) the average trading volume for the Company’s common stock is at least 50,000 shares per day during the 20 consecutive trading days prior to the date of the notice of redemption and that during such 20-day period there is no more than one trading day in which there is no trading in the Company’s common stock.

The Investor Warrants, at the option of the holder, may be exercised by cash payment of the exercise price to the Company. Alternatively, the Investor Warrants may be exercised on a cashless basis commencing one year after the September 27, 2011 filing of the Current Report on Form 8-K with the SEC regarding the reverse merger if no registration statement registering the shares underlying the investor warrants is then in effect. The exercise price and number of shares of common stock issuable on exercise of the investor warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.25 (as specified in the warrant agreement).

The placement agent for the First Private Offering received a cash commission of 10% of the funds raised from investors in the offering that were directly attributable to the placement agent. In addition, the placement agent received five-year warrants to purchase shares of the Company’s common stock equal to 10% of the Units sold to investors in the First Private Offering (the “Broker Warrants”). As a result of the foregoing arrangement, the placement agent (1) was paid cash commissions of $150,500; (2) was reimbursed for certain out-of-pocket expenses; and (3) was issued five-year Broker Warrants to purchase 602,000 shares of the Company’s common stock. In addition, the placement agent acted as a finder in connection with the Convertible Bridge Note financing. In such capacity, it earned a fee of $2,500 related to the issuance of a $25,000 Convertible Bridge Note, plus a warrant, which was converted upon the initial closing of the First Private Offering into a warrant to purchase up to 10,000 shares of the public company common stock.

The Broker Warrants are identical to the Investor Warrants in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; and (ii) they have an exercise price of $0.25 per share of common stock.

On September 21, 2011, the Company executed a registration rights agreement, whereby the Company committed to file a registration statement covering the resale of the common stock underlying the Units sold or to be sold in the First Private Offering and the common stock that is issuable upon exercise of the Investor Warrants (but not the common stock that is issuable upon exercise of the Broker Warrants or Merger Warrants) within 75 days of the final closing of the First Private Offering, and to use commercially reasonable efforts to cause the registration statement to become effective no later than 150 days after it is filed. The Company will be liable for monetary penalties at the monthly rate of 1% (to a maximum of 10%) of each holder’s investment in the First Private Offering until the failure to meet the above deadlines are cured. Notwithstanding the foregoing, no payments shall be owed with respect to that portion of a holder’s registrable securities (1) which may be sold by such holder under Rule 144 or pursuant to another exemption from registration; or (2) which the Company is unable to register due to limits imposed by Rule 415 under the Securities Act (which shares would then be eligible for “piggyback” registration rights with respect to any registration statement filed by the Company within two years following the effectiveness of the original registration statement). On January 17, 2012, the Company filed a registration statement on Form S-1 that included the First Private Offering registrable securities.

Second Private Offering

In December 2011, the public company commenced a second private offering (the “Second Private Offering”) pursuant to which, during December 2011, the Company had one closing on the sale of 3,912,534 investor units (“Second Units”), at a price of $0.375 per Second Unit. The Company raised $1,350,453 net proceeds as part of the first closing ($1,467,200 gross proceeds reduced by $116,747 of offering costs). Each Second Unit consists of one share of common stock (deemed to represent $0.345 of the per Second Unit cost) and a warrant to purchase one-quarter share of common stock (deemed to represent $0.030 of the per Second Unit cost) (the “Second Investor Warrants”), such that an aggregate of 3,912,534 shares of common stock and Second Investor Warrants to purchase 978,134 shares of common stock were issued.

The Second Private Offering was made on a “best efforts” basis with respect to a maximum of 8,000,000 Second Units ($3,000,000 of aggregate proceeds).  In addition, in the event the maximum number of Second Units is sold, the placement agent and the Company have the option to offer an additional 2,666,667 Second Units ($1,000,000 of aggregate proceeds).

The Second Investor Warrants are exercisable for a period of five years at an exercise price of $1.00 per full share of common stock.  The Second Investor Warrants may be called for redemption by the Company at any time upon not less than 30 or more than 60 days prior written notice, provided that, at the time of delivery of such notice, (i) there is a registration statement covering the resale of the shares underlying the warrants; (ii) the average closing bid price for the Company’s common stock for each of the 20 consecutive trading days prior to the date of the notice of redemption is at least $2.00, as proportionally adjusted to reflect any stock splits, stock dividends, combinations of shares or like events; and (iii) the average trading volume for the Company’s common stock is at least 100,000 shares per day during the 20 consecutive trading days prior to the date of the notice of redemption and that during such 20-day period there is no more than one trading day in which there is no trading in the Company’s common stock.

The Second Investor Warrants, at the option of the holder, may be exercised by cash payment of the exercise price to the Company. Alternatively, the Second Investor Warrants may be exercised on a cashless basis commencing one year after the date of the final closing of the Second Private Offering if no registration statement registering the shares underlying the investor warrants is then in effect. The exercise price and number of shares of common stock issuable on exercise of the investor warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.375 (as specified in the warrant agreement).

The placement agent for the Second Private Offering receives a cash commission of 10% or 5% of the funds raised from investors in the Second Private Offering that were directly attributable or referred to the placement agent, respectively. In addition, the placement agent receives five-year warrants to purchase shares of common stock (the “Second Broker Warrants”) equal to 10% or 5% of the Second Units sold to investors in the Second Private Offering that were directly attributable or referred to the placement agent, respectively. As a result of the foregoing arrangement, in connection with the first closing, the placement agent (1) was paid aggregate cash commissions of $15,470; and (2) was issued Second Broker Warrants to purchase 216,253 shares of common stock.

The Second Broker Warrants are identical to the Second Investor Warrants in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; and (ii) they have an exercise price of $0.375 per share of common stock.

In connection with the Second Private Offering, the Company executed a registration rights agreement, whereby the Company committed to file a registration statement covering the resale of the common stock underlying the Second Units sold or to be sold in the Second Private Offering and the common stock that is issuable upon exercise of the Second Investor Warrants (but not the common stock that is issuable upon exercise of the Second Broker Warrants) within 75 days of the final closing of the Second Private Offering, and to use commercially reasonable efforts to cause the registration statement to become effective no later than 150 days after it is filed. The Company will be liable for monetary penalties at the monthly rate of 1% (to a maximum of 10%) of each holder’s investment in the Second Private Offering until the failure to meet the above deadlines are cured or upon the occurrence of certain other specified events. Notwithstanding the foregoing, no payments shall be owed with respect to that portion of a holder’s registrable securities (1) which may be sold by such holder under Rule 144 or pursuant to another exemption from registration; or (2) which the Company is unable to register due to limits imposed by Rule 415 under the Securities Act (which shares would then be eligible for “piggyback” registration rights with respect to any registration statement filed by the Company following the effectiveness of the original registration statement). On January 17, 2012, the Company filed a registration statement on Form S-1 that included the Second Private Offering registrable securities.

Stock Warrants

Note Holder Warrants

During the year ended December 31, 2010, the Company issued warrants to purchase 1,442,439 shares of common stock at an exercise price of $0.252 per share for a term of five years to two note holders in connection with the issuance of notes payable aggregating $1,653,757. Using the binomial lattice options pricing model, the Company determined the relative fair value of the warrants was $119,495. The fair value was recorded as debt discount and amortized over the life of the notes. The assumptions used in the binomial lattice options pricing model were as follows: risk-free rate of 1.52-2.01%; expected volatility of 70.0%; expected term of 3.72-4.42 years; expected dividend yield of 0%.

On June 15, 2011, 6,997,205 warrants that were scheduled to expire were extended for two years. The value of the modified warrants was deemed to be immaterial after applying the binomial lattice options pricing model using the following assumptions: risk-free rate of 0.81% to 1.40%; expected volatility of 75%; expected term of 0.21 years; dividend yield of 0%.

During the year ended December 31, 2011, the Company issued warrants to purchase 50,654 shares of the Company’s common stock at an exercise price of $0.252 per share for a term of five years to two note holders in connection with the issuance of convertible notes payable aggregating $63,000 in principal amount. Using the binomial lattice options pricing model, the Company determined that the relative fair value of the warrants was $4,750. The fair value was recorded as a debt discount and amortized over the term of the notes. The assumptions used in the binomial lattice options pricing model were as follows: risk-free rate of 1.77%; expected volatility of 70.0%; expected term of 4.2 years; expected dividend yield of 0%.

On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, warrants to purchase 1,609,747 shares of the Company’s common stock were exercised for total proceeds of $3,045 and all of the remaining warrants to purchase 11,889,751 shares of the Company’s common stock were cancelled.

Merger Warrants

On September 21, 2011, in connection with the reverse merger, Merger Warrants to purchase an aggregate of 30,000,000 shares of the Company’s common stock were issued to the operating company’s existing investors. See Note 1 – Organization and Operations - Reverse Merger for additional details.

Investor and Broker Warrants

In connection with the First Private Offering and Second Private Offering in 2011, Investor Warrants, Second Investor Warrants, Broker Warrants and Second Broker Warrants to purchase an aggregate of 10,155,627, 978,134, 612,000 and 216,253 shares of the Company’s common stock, respectively, were issued. See Note 13 – Equity – Private Offerings for additional details.

Consultant Warrants

On October 1, 2011, the Company entered into a six-month consulting agreement for general business consulting services and advice including, but not limited to, services and advice related to (i) corporate planning and strategies; and (ii) general financial matters. The Company paid $110,000 and issued immediately-vested, five-year warrants to purchase 400,000 shares of common stock at an exercise price of $0.25 per share under the consulting agreement. The exercise price and number of shares of common stock issuable on exercise of these warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.25 (as specified in the warrant agreement). For the year ended December 31, 2011, the Company recorded the full grant date value of the warrants of $38,640 as stock-based compensation, included in general and administrative expenses in the accompanying statements of operations. The assumptions used in the Black-Scholes option pricing model were as follows: risk-free rate of 0.34%; expected volatility of 75.0%; expected term of 2.5 years; expected dividend yield of 0%.

On November 25, 2011, the Company entered into two two-year consulting agreements for business development and corporate finance services and advice. Upon execution of the consulting agreements, the Company paid an aggregate of $250,000 and issued immediately-vested, five-year warrants to purchase an aggregate of 6,000,000 shares of common stock at an exercise price of $0.66 per share, which are fully earned upon payment and issuance. The exercise price and number of shares of common stock issuable on exercise of these warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.375 (as specified in the warrant agreement). For the year ended December 31, 2011, the Company recorded the full grant date value of the warrants of $372,600 as stock-based compensation, included in general and administrative expenses in the accompanying statements of operations. The assumptions used in the Black-Scholes option pricing model were as follows: risk-free rate of 0.54%; expected volatility of 75.0%; expected term of 3.5 years; expected dividend yield of 0%.

Warrant Summary

Warrant transactions during the years ended December 31, 2011 and 2010 are as follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Balance, December 31, 2009	10,646,230	$0.284
Granted	2,802,614	0.253
Exercised	–	–
Forfeited	–	–
Balance, December 31, 2010	13,448,844	$0.273
Granted	48,412,668	0.628
Exercised	(1,609,747)	0.002
Forfeited	(11,889,751)	0.310
Balance, December 31, 2011	48,362,014	$0.628	5.01	$96,140

Exercisable, December 31, 2011	48,362,014	$0.628	5.01	$96,140

The intrinsic value is calculated on the difference between the fair market value of the Company’s restricted stock, which was $0.345 per share as of December 31, 2011, and the exercise price of the warrants.

The following table presents information related to warrants at December 31, 2011:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants

$0.250	1,012,000	4.79	1,012,000
0.375	216,253	4.96	216,253
0.625	40,155,627	4.74	40,155,627
0.660	6,000,000	6.90	6,000,000
1.000	978,134	4.96	978,134
	48,362,014	5.01	48,362,014

Stock Options

The Company’s board of directors adopted a Stock Incentive Plan (the “Original Plan”) under which the Company may issue options to purchase the Company’s common stock to employees, directors and consultants. The Company had reserved 7,973,884 shares of common stock for issuance under the Original Plan.

During the year ended December 31, 2010, the Board of Directors granted options to employees and members of the Board of Directors for the purchase of 10,168,621 of common stock at exercise prices ranging from $0.15 - $0.387. The options granted to employees had a term of 4 years, one-fourth of the options vested one year from the date of issuance and the balance vested in equal monthly installments over the next thirty six months. The grant date value of these options was estimated at $1,124,188. During the year ended December 31, 2010, options to purchase 239,283 shares of common stock were forfeited. As of December 31, 2010, the Original Plan was over-allocated by 6,426,508 shares.

Prior to the reverse merger, options to purchase 824,406 shares of the Company’s common stock were forfeited. All of the remaining outstanding options to purchase 13,575,986 shares of the Company’s common stock were cancelled immediately prior to, and conditioned upon the effectiveness of the reverse merger (see Note 1 - Organization and Operations - Reverse Merger).

The board of directors and stockholders owning a majority of the Company’s outstanding shares adopted the 2011 Equity Incentive Plan (the “2011 Plan”) on September 20, 2011. A total of 13,500,000 shares of the Company’s common stock are reserved for issuance under the 2011 Plan. The 2011 Plan authorizes grants to eligible recipients of nonqualified stock options, incentive stock options, restricted stock awards, restricted stock units, performance grants intended to comply with Section 162(m) of the Internal Revenue Code of 1986, as amended, and stock appreciation rights. Under the 2011 Plan, (1) awards may be granted to employees, consultants, officers and directors; (2) the maximum term of any award shall be ten years from the date of grant; (3) the exercise price of any award shall not be less than the fair value on the date of grant; and (4) awards will typically result in the issuance of new common shares. There have been no formal option awards granted during 2011,

The Company accrued stock-based compensation expense of $1,526,970 for the year ended December 31, 2011 related to a pending New CEO option grant. See Note 15 – Commitments and Contingencies – Employment Agreements – New CEO for additional details.

During the years ended December 31, 2011 and 2010, options were valued using the Black-Scholes options model and the following weighted average assumptions:

	December 31,
	2011	2010
Risk free interest rate	1.02%	1.52%
Expected volatility	75%	70%
Expected life (in years)	5.73	4.00
Expected dividend yield	0%	0%

The risk-free interest rate was based on rates of treasury securities with the same expected term as the options. Expected volatility is based on implied volatilities from similar companies that operate within the similar industry sector index. The Company calculated the historical volatility for each comparable company to come up with an expected average volatility and then adjusted the expected volatility based on factors such as historical stock transactions, major business transactions, and industry trends. The expected terms of the options are estimated based on factors such as vesting periods, contractual expiration dates and historical exercise behavior. The expected dividend yield was based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the future.

During the years ended December 31, 2011 and 2010, inclusive of the expense related to the New CEO option grant discussed above, the overall stock-based compensation expense recorded by the Company associated with options was $1,752,744 and $216,600, respectively. These amounts have been included in general and administrative expenses in the accompanying statements of operations. As of December 31, 2011, there was no unrecognized stock-based compensation expense.

Stock option transactions under the Plan during the years ended December 31, 2011 and 2010 are as follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Balance, December 31, 2009	4,471,054	$0.37
Granted	10,168,621	0.16
Exercised	–	–
Forfeited	(239,283)	0.39
Balance, December 31, 2010	14,400,392	$0.22
Granted	–	–
Exercised	–	–
Forfeited	(824,406)	0.39
Cancelled	(13,575,986)	0.21
Balance, December 31, 2011	–	$–	–	$–

Exercisable, December 31, 2011	–	$–	–	$–

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions

Note 6 – Related Party Transactions

The Company was obligated to pay management fees to a stockholder of $10,000 per month for general business consulting, which represented $30,000 for the three months ended March 31, 2011. This agreement was terminated in September 2011.

On January 1, 2012, the Company entered into a new agreement with the stockholder to provide financial advisory services to the Company. The Company agreed to pay fees of $10,000 per month for twelve months, as well as a one-time fee of $40,000, which represented $70,000 for the three months ended March 31, 2012.

The Company was obligated to pay financing fees to a stockholder equal to 10% of the proceeds from note issuances (see Note 5 – Equity – Stock Warrants for information about the related warrant issuances) to another related party. During the three months ended March 31, 2011, the Company issued $60,000 of notes to the other related party and issued $3,000 of notes to the stockholder and accrued another $3,000 fee to satisfy the financing fee obligation.

Note 14 – Related Party Transactions

During the years ended December 31, 2011 and 2010, the Company entered into various related party transactions with respect to financing arrangements with a Company stockholder and his affiliated entities. The outstanding balances of debt and the related accrued interest at December 31, 2011 and 2010 are disclosed in Note 9 - Notes Payable – Related Parties.

The Company had a note receivable of $187,717 as of December 31, 2010 from a stockholder of the Company. This note was forgiven on July 29, 2011. See Note 6 – Note Receivable – Stockholder for further details.

The Company was obligated to pay management fees to a stockholder of $10,000 per month for general business consulting, which represented $90,000 and $120,000 for the years ended December 31, 2011 and 2010, respectively. This agreement was terminated in September 2011. The balance due as of December 31, 2011 and 2010 was none and $160,000, respectively.

The Company is obligated to pay financing fees to a stockholder equal to 10% of the proceeds from note issuances to another related party. During the year ended December 31, 2011, the Company issued $3,000 of notes to the holder and accrued another $3,000 fee to satisfy the financing fee obligation.

Effective September 30, 2011, the Company’s Board of Directors appointed a new President and Chief Executive Officer (the “New CEO”). Prior to his appointment, the Company paid the New CEO $192,500 during the nine months ended September 30, 2011, pursuant to an April 1, 2011 Management Consulting Agreement between the New CEO and the Company. Under the Management Consulting Agreement, the New CEO provided general management and business consulting services and advice to the Company, including but not limited to, services and advice related to (i) general business development; (ii) the reverse merger; (iii) due diligence processes and capital structuring; and (iv) corporate planning and strategies. The Management Consulting Agreement was terminated upon the September 30, 2011 appointment of the New CEO.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies

Note 8 – Commitments and Contingencies

Employment Agreements

The Company hired a new Chief Financial Officer (the “New CFO”) on January 23, 2012. In connection with his appointment, the New CFO received (i) an annual base salary of $175,000; (ii) eligibility for bonus compensation; (iii) an option to purchase 1,000,000 shares of the Company’s common stock, vesting over a period of three years, under the 2011 Plan, exercisable at a price of $0.345 per share; and (iv) 100,000 shares of the Company’s restricted common stock with a grant date of $34,500, which was recognized immediately. In addition, in the event that the New CFO was terminated without reasonable cause, he would be entitled to a severance payment equal to six months of his base salary at the time of termination. On February 15, 2012, the New CFO was granted an option to purchase 500,000 shares of the Company’s common stock, vesting over a period of three years, under the 2011 Plan, exercisable at a price of $0.345 per share. Both of the New CFO’s options are included in the above “Option Grants” discussion.

Operating Lease

The Company leases facilities in Folsom, California, Las Vegas, Nevada and Raleigh, North Carolina under non-cancelable operating leases. For the three months ended March 31, 2012 and 2011, rent expense was $61,359 and $74,306, respectively, and was recorded as part of general and administrative expenses within the statements of operations.

In January 2012, the Company executed a 63-month lease for 3,465 square feet of new headquarters office space in Folsom, California. The lease commenced on March 30, 2012. The base rent commences at $6,757 per month and escalates to $7,833 per month over the lease term. The Company is entitled to pay no base rent during each of the 13th, 26th, and 39th months of the lease.

In February 2012, the Company executed a 37-month sub-lease for the remaining terms of its Las Vegas, Nevada office space. The sub-lease rent income commences at $8,983 per month and escalates to $9,818 per month over the lease term. During the three months ended March 31, 2012, the Company recognized a charge of $155,000, included in general and administrative expense in the accompanying statements of operations, representing the aggregate differential between the lease expense and sublease income over the life of the leases.

In February 2012, the Company executed a new five-year lease for 5,772 square feet of office space in Raleigh, North Carolina. The base rent commences at $7,922 per month and escalates to $11,073 per month over the lease term. The landlord is spending up to $132,760 on leasehold improvements in order to prepare the space for occupancy and the lease has not yet commenced. The lease contains an option which permits the Company to terminate the lease on January 31, 2015, provided that the Company pay $102,795 and provide nine months written advance notice.

Future minimum payments (exclusive of the benefit of the Las Vegas sublease income) at March 31, 2012 required under the operating leases are as follows:

Years ending March 31:
2013	$338,953
2014	365,255
2015	451,610
2016	81,216
2017	91,257
Thereafter	23,499

$1,351,790

Note 15 – Commitments and Contingencies

Employment Agreements

New CEO

Effective on his hire date of September 30, 2011, as executed on January 9, 2012, the Company entered into a three-year employment agreement with its New CEO. The agreement provides for (a) a salary of $250,000 annually; (b) a bonus opportunity for meeting specified performance standards, to be set within 90 days of the execution of the agreement; and (c) ten-year, non-statutory stock options, not issued pursuant to the 2011 Plan, to purchase 6,900,000 shares of common stock at an exercise price of $0.345 per share, the fair market value of the restricted stock on the January 6, 2012 grant date. Vesting is 10% upon issuance, with the other 90% vesting ratably on a quarterly basis over the three-year term of the employment agreement, plus vested options survive termination of the employment relationship. Any unvested options are subject to accelerated vesting as follow (i) 75% of the granted options not fully vested shall fully vest upon two consecutive quarters of EBITDA profitability; and (ii) up to 100% of the granted stock options may be vested upon the execution of a strategic alliance with a major customer or entity, to be determined solely at the discretion of the Company’s board of directors. In March 2012, the Compensation Committee of the Company’s Board of Directors determined that the New CEO’s options became fully vested effective November 2011 as a result of the execution of a strategic alliance with a major customer. Although the option was not formally granted prior to December 31, 2011, the New CEO had a contractual right to the vested options pursuant to his employment agreement, and, accordingly, the Company has accrued the equity issuance liability of $1,526,970 based on the full value of the option as of December 31, 2011, when the restricted stock was valued at $0.345 per share.

Other

On each of June 21, 2010, December 7, 2007, and September 18, 2008, the Company entered into offers of employment which provide for annual base salaries of $250,000, $200,000 (increased to $225,000 in 2010) and $140,000 with the Company’s former Chief Executive Officer (“former CEO”), former Executive Chairman of the Board of Directors (“Former Chairman”) and Chief Technology Officer (“CTO”), respectively. In addition, the Former CEO and Former Chairman are eligible to earn a bonus of up to 50% of their base salary based upon their respective achievements as determined by the Company's board of directors.  The CTO is eligible to earn a bonus of $5,000 per quarter based upon achievement of goals set by his direct supervisor. Each of the Former CEO and Former Chairman are entitled to 12 months base salary in the event they are terminated “without cause” (as defined in their employment agreements) or “resign for good reason” (as defined in their employment agreements).  On September 29, 2011, the former CEO submitted his resignation as Chief Executive Officer, President and director of the Company, effective as of September 30, 2011. The Former CEO continues to work for the Company in a senior management position.

Operating Lease

The Company leases facilities in Las Vegas, Nevada and Raleigh, North Carolina under non-cancelable operating leases, expiring in 2014 and 2011, respectively. The Raleigh, North Carolina lease now is a month to month lease. In addition, the Company has a month to month lease in San Francisco, California. For the years ended December 31, 2011 and 2010, rent expense was $281,668 and $189,915, respectively and was recorded as part of general and administrative expenses within the statements of operations.

Future minimum payments at December 31, 2011 required under the operating leases are as follows:

Years ending December 31:
2012	$177,323
2013	182,650
2014	188,128
Total	$548,101

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events

Note 9 – Subsequent Events

Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required further adjustment or disclosure in the consolidated financial statements.

Convertible Promissory Note Issuance

On April 20, 2012, the Company completed and closed an offering of 12% Convertible Promissory Notes in which it sold an aggregate principal amount of $400,000 in notes to four persons. Each of the notes matures 90 days after issuance and is convertible, at the option of the holder, into Company units, at a price of $0.45 per unit, each unit consisting of one share of the Company’s common stock and one warrant representing the right to purchase one share of the Company’s common stock for a period of five years from issuance at an exercise price of $1.00 per share. The warrants will be exercisable on a cashless basis and will contain weighted average anti-dilution price protection.

Option Grants

Subsequent to March 31, 2012, the Company committed to offer ten-year options under the 2011 Plan to purchase an aggregate of up to 550,000 shares of the Company’s common stock to two new employees, with the exercise date to be determined on the date of grant. The options will vest ratably on an annual basis over a three-year term.

Subsequent to March 31, 2012, the Company committed to offer ten-year options, not pursuant to the 2011 Plan, to purchase 500,000 shares of the Company’s common stock to two new advisory board members, with the exercise date to be determined on the date of grant. The options vest ratably on a quarterly basis over a three-year term.

Consulting Agreement

In April 2012, the Company amended a consulting services agreement pursuant to which, among other things, the Company agreed to issue seven-year warrants to purchase an additional 500,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The Company also agreed to pay a cash fee of $100,000 on or before April 30, 2012.

Note 16 – Subsequent Events

Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required further adjustment or disclosure in the consolidated financial statements.

Second Private Offering

Subsequent to December, 2011, the public company had three additional closings of the Second Private Offering pursuant whereby an aggregate of 4,356,669 Second Units were sold at a price of $0.375 per Second Unit, resulting in $1,633,750 of aggregate gross proceeds. Each Second Unit consists of one share of common stock and a warrant to purchase one-quarter share of common stock, such that an aggregate of 4,356,669 shares of common stock and Second Investor Warrants to purchase 1,089,169 shares of common stock at an exercise price of $1.00 per share were issued. In addition, the placement agent (1) was paid cash commissions of $136,500; and (2) was issued five-year Second Broker Warrants to purchase 364,000 shares of the Company’s common stock at an exercise price of $0.375.

Option Grants

Subsequent to December 31, 2011, the Company granted to its directors, officers, employees and consultants ten-year options to purchase an aggregate of 23,275,000 shares of the Company’s common stock at an exercise price of $0.345 per share, of which 12,475,000 were granted under the Company’s 2011 Equity Incentive Plan and the remaining 10,800,000 (of which 6,900,000 were granted to the New CEO – see Note 15 – Commitments and Contingencies – Employment Agreements) were not granted pursuant to an established plan. The options vest as follows: (i) an option to purchase 6,900,000 shares of common stock granted to the New CEO vested on an accelerated basis in November 2011 based on the New CEO meeting specified performance criteria; (ii) an option to purchase 2,500,000 shares of common stock vests one-third immediately, one-third on September 21, 2012 and one-third on September 21, 2013; (iii) options to purchase an aggregate of 13,325,000 shares of common stock vest one-third 0.7-1.0 years from the date of grant, one-third 1.7-2.0 years from the date of grant and one-third 2.7-3.0 years from the date of grant; and (iv) options to purchase an aggregate of 550,000 shares of common stock vest ratably on a quarterly basis over a three-year term. The aggregate grant date value of approximately $5,172,000 will be recognized proportionate to the vesting scheme, of which, $1,526,970 has been accrued during the year ended December 31, 2011. The assumptions used in the Black-Scholes option pricing model were as follows: risk-free rate of 0.96%-1.11%; expected volatility of 75.0%; expected term of 5.4-6.0 years; expected dividend yield of 0%.

Employment Agreements

The Company hired a new Chief Financial Officer (the “New CFO”) on January 23, 2012. In connection with his appointment, the New CFO received (i) an annual base salary of $175,000; (ii) eligibility for bonus compensation; (iii) an option to purchase 1,000,000 shares of the Company’s common stock, vesting over a period of three years, under the 2011 Equity Incentive Plan, exercisable at a price of $0.345 per share; and (iv) 100,000 shares of the Company’s restricted common stock. In addition, in the event that the New CFO was terminated without reasonable cause, he would be entitled to a severance payment equal to six months of his base salary at the time of termination. On February 15, 2012, the New CFO was granted an option to purchase 500,000 shares of the Company’s common stock, vesting over a period of three years, under the 2011 Equity Incentive Plan, exercisable at a price of $0.345 per share. Both of the New CFO’s options are included in the above “Option Grants” discussion.

Operating Leases

In January 2012, the Company executed a 63-month lease for 3,465 square feet of new headquarters office space in Folsom, California. The lease commenced on March 30, 2012. The base rent commences at $6,757 per month and escalates to $7,833 per month over the lease term. The Company is entitled to pay no base rent during each of the 13th, 26th, and 39th months of the lease.

In February 2012, the Company executed a 37-month sub-lease of its Las Vegas, Nevada office space. The sub-lease rent income commences at $8,983 per month and escalates to $9,818 per month over the lease term.

Liquidity, Going Concern and Management's Plans	3 Months Ended
Mar. 31, 2012
Liquidity, Going Concern and Management's Plans

Note 2 - Liquidity, Going Concern and Management’s Plans

The Company has incurred substantial recurring losses since its inception. The Company’s current strategy is to raise capital and invest that capital in such a way that the Company rapidly grows its market share and revenues, eventually resulting in profits and cash from operations. However, this strategy requires a rapid build-up of infrastructure that will initially exacerbate the Company’s operating deficit and use of cash in operations, because the expected revenue expansion will lag the investment in infrastructure. The capital that the Company has raised, and likely will continue to raise, will be used to invest in an expanded salesforce, to fund development of the software product, to fund incremental legal and accounting costs associated with being a public company and to fund the Company’s operating deficit and general working capital requirements.

During the three months ended March 31, 2012 and the twelve months ended December 31, 2011, the Company raised net proceeds of $1,447,114 (gross proceeds of $1,633,750 less issuance costs of $186,636) and $6,089,753 (gross proceeds of $6,545,012 less issuance costs of $455,259), respectively, in private offerings of common stock and warrants. This capital has permitted the Company to proceed with its infrastructure investments. During the three months ended March 31, 2012, the Company hired 14 people, including 11 salespersons, which brought the Company to a full complement of sales staff in the United States and Latin America markets.

As expected, the Company’s net losses and usage of cash has expanded, while it awaits the expected benefits of its investment. During the three months ended March 31, 2012 and 2011, the Company recorded net losses of approximately $2,229,000 and $899,000, respectively, while revenues expanded to approximately $684,000 from $536,000, respectively. During the three months ended March 31, 2012 and 2011, the Company used cash in operating activities of approximately $1,657,000 and $105,000, respectively. As of March 31, 2012, the Company’s cash balance, working capital deficiency, accumulated deficit and stockholders’ deficiency were approximately $190,000, $2,864,000, $36,116,000 and $2,465,000, respectively. Subsequent to March 31, 2012, the Company raised an additional $400,000 of gross proceeds from a private offering of convertible promissory notes.

The Company believes it will be successful in these efforts; however, there can be no assurance that it will meet its revenue forecasts or, if necessary, be successful in raising additional debt or equity financing to fund its operations on terms agreeable to the Company. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company were unable to continue as a going concern.